Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2023
T14-NPRT3-0723
1.9862235.108
Corporate Bonds - 33.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		400,000	345,000
3.375% 8/15/26		2,828,000	1,269,206
			1,614,206
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		30,322	190,134
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		52,465	328,982
			519,116
TOTAL CONVERTIBLE BONDS			2,133,322
Nonconvertible Bonds - 33.0%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 1/15/29(d)		515,000	367,202
5.5% 1/15/28(d)		1,840,000	1,395,235
5.5% 10/15/29(d)		500,000	358,694
AT&T, Inc.:
2.55% 12/1/33		4,162,000	3,270,606
3.8% 12/1/57		3,772,000	2,683,788
4.3% 2/15/30		315,000	301,466
4.5% 3/9/48		10,000	8,375
5.15% 11/15/46		500,000	463,036
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		453,000	389,671
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		85,000	70,038
5.625% 9/15/28(d)		70,000	50,868
Cogent Communications Group, Inc. 7% 6/15/27 (d)		505,000	485,260
Frontier Communications Holdings LLC:
5% 5/1/28(d)		770,000	644,910
5.875% 10/15/27(d)		770,000	686,227
6.75% 5/1/29(d)		890,000	656,485
8.75% 5/15/30(d)		235,000	219,720
IHS Holding Ltd. 5.625% 11/29/26 (d)		210,000	178,211
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		65,000	35,113
4.25% 7/1/28(d)		390,000	224,353
4.625% 9/15/27(d)		1,000,000	624,868
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		225,000	134,691
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		1,080,000	952,087
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		300,000	261,431
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,300,000	1,204,125
Sprint Capital Corp.:
6.875% 11/15/28		3,988,000	4,263,435
8.75% 3/15/32		310,000	376,187
Telecom Italia Capital SA 6% 9/30/34		693,000	582,974
Telecom Italia SpA 5.303% 5/30/24 (d)		210,000	204,856
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		235,000	214,996
Telefonica Emisiones S.A.U. 5.375% 2/2/26	GBP	335,000	411,548
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		1,000,000	925,000
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,095,270
2.55% 3/21/31		10,282,000	8,610,410
2.987% 10/30/56		1,624,000	1,003,105
3% 3/22/27		221,000	208,200
4.862% 8/21/46		875,000	798,779
5.012% 4/15/49		38,000	35,205
Virgin Media Finance PLC 5% 7/15/30 (d)		405,000	321,483
Windstream Escrow LLC 7.75% 8/15/28 (d)		700,000	569,202
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		205,000	143,248
6.125% 3/1/28(d)		790,000	475,997
			35,906,355
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (d)		400,000	219,663
The Walt Disney Co.:
3.8% 3/22/30		1,824,000	1,727,651
4.7% 3/23/50		1,346,000	1,254,581
			3,201,895
Interactive Media & Services - 0.0%
Baidu, Inc. 1.72% 4/9/26		375,000	338,156
Tencent Holdings Ltd. 1.81% 1/26/26 (d)		250,000	229,188
			567,344
Media - 1.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		4,430,000	3,717,213
Altice Financing SA:
5% 1/15/28(d)		200,000	156,268
5.75% 8/15/29(d)		880,000	670,940
Altice France Holding SA 6% 2/15/28 (d)		1,435,000	703,150
Cable Onda SA 4.5% 1/30/30 (d)		340,000	277,738
Cable One, Inc. 4% 11/15/30 (d)		200,000	156,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(d)		225,000	185,209
4.5% 5/1/32		460,000	360,005
4.75% 3/1/30(d)		3,679,000	3,102,752
5% 2/1/28(d)		1,200,000	1,090,575
5.125% 5/1/27(d)		370,000	342,739
5.375% 6/1/29(d)		2,064,000	1,857,731
5.5% 5/1/26(d)		100,000	97,944
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		6,000,000	4,979,432
4.4% 4/1/33		7,224,000	6,279,066
5.25% 4/1/53		7,305,000	5,695,560
5.375% 5/1/47		3,681,000	2,936,313
5.5% 4/1/63		2,636,000	2,038,177
5.75% 4/1/48		1,936,000	1,602,385
6.484% 10/23/45		197,000	178,290
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/27 (d)		900,000	793,377
Comcast Corp.:
3.9% 3/1/38		71,000	61,875
4.65% 7/15/42		162,000	148,454
CSC Holdings LLC:
4.125% 12/1/30(d)		325,000	225,602
5.375% 2/1/28(d)		1,415,000	1,113,235
5.5% 4/15/27(d)		600,000	489,668
Discovery Communications LLC:
3.625% 5/15/30		5,565,000	4,830,395
4.65% 5/15/50		1,770,000	1,295,388
DISH DBS Corp. 7.75% 7/1/26		200,000	114,754
DISH Network Corp. 11.75% 11/15/27 (d)		3,000,000	2,871,320
Fox Corp.:
4.03% 1/25/24		101,000	99,886
4.709% 1/25/29		145,000	141,340
5.476% 1/25/39		143,000	132,450
5.576% 1/25/49		95,000	85,899
Gray Television, Inc. 4.75% 10/15/30 (d)		895,000	580,095
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	300,000	314,203
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		200,000	165,779
Magallanes, Inc.:
3.428% 3/15/24		1,097,000	1,073,856
3.638% 3/15/25		601,000	581,637
3.755% 3/15/27		1,175,000	1,101,129
4.054% 3/15/29		407,000	371,839
4.279% 3/15/32		6,382,000	5,575,580
5.05% 3/15/42		847,000	685,284
5.141% 3/15/52		6,181,000	4,823,893
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		460,000	354,205
6.5% 9/15/28(d)		955,000	479,888
Sirius XM Radio, Inc.:
3.875% 9/1/31(d)		2,100,000	1,549,672
4.125% 7/1/30(d)		635,000	499,424
TEGNA, Inc. 4.75% 3/15/26 (d)		600,000	572,190
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,223
5.875% 11/15/40		1,356,000	1,174,477
6.55% 5/1/37		157,000	149,564
6.75% 6/15/39		674,000	638,095
7.3% 7/1/38		211,000	215,509
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,500,000	1,259,237
6.625% 6/1/27(d)		165,000	156,220
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		410,000	340,710
VZ Secured Financing BV 5% 1/15/32 (d)		900,000	715,829
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		670,000	513,798
6% 1/15/27(d)		400,000	368,508
			73,105,474
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		200,000	180,663
CT Trust 5.125% 2/3/32 (d)		350,000	273,503
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		1,365,000	1,255,664
Millicom International Cellular SA:
4.5% 4/27/31(d)		1,263,000	947,124
6.25% 3/25/29(d)		630,000	551,804
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (d)		225,000	219,136
Rogers Communications, Inc.:
3.2% 3/15/27(d)		1,271,000	1,183,221
3.8% 3/15/32(d)		1,109,000	980,050
Sprint Corp.:
7.125% 6/15/24		200,000	202,055
7.875% 9/15/23		519,000	520,549
T-Mobile U.S.A., Inc.:
3.875% 4/15/30		12,238,000	11,354,395
4.375% 4/15/40		207,000	181,750
4.5% 4/15/50		407,000	346,943
4.75% 2/1/28		135,000	132,592
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	385,000	452,216
6.25% 10/3/78 (Reg. S)(e)		200,000	198,500
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		575,000	258,750
			19,238,915
TOTAL COMMUNICATION SERVICES			132,019,983

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (d)		255,000	255,000
Macquarie AirFinance Holdings 8.375% 5/1/28 (d)		295,000	290,613
Metalsa SA de CV 3.75% 5/4/31 (d)		225,000	171,000
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	200,000	217,546
4.375% 6/2/43 (Reg. S)	EUR	100,000	109,828
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	583,619
ZF North America Capital, Inc. 6.875% 4/14/28 (d)		365,000	366,611
			1,994,217
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		400,000	303,954
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	350,000	414,866
4% 1/15/25		50,000	48,749
4.35% 4/9/25		3,810,000	3,723,452
5.15% 8/15/26 (Reg. S)	GBP	110,000	132,370
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(e)(f)		1,380,000	1,346,431
			5,969,822
Broadline Retail - 0.1%
Cmg Media Corp. 8.875% 12/15/27 (d)		397,000	257,141
JD.com, Inc. 3.375% 1/14/30		255,000	229,787
John Lewis PLC 6.125% 1/21/25	GBP	1,335,000	1,607,950
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	525,000	595,021
Match Group Holdings II LLC:
3.625% 10/1/31(d)		921,000	750,256
4.125% 8/1/30(d)		85,000	72,142
Prosus NV:
3.061% 7/13/31(d)		140,000	106,426
4.193% 1/19/32(d)		400,000	327,575
			3,946,298
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,670,000	1,621,257
Service Corp. International 5.125% 6/1/29		615,000	584,250
			2,205,507
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		955,000	819,842
4.375% 1/15/28(d)		600,000	550,837
5.75% 4/15/25(d)		130,000	129,617
Aramark Services, Inc.:
5% 4/1/25(d)		275,000	268,199
5% 2/1/28(d)		1,496,000	1,413,870
Boyd Gaming Corp.:
4.75% 12/1/27		380,000	360,005
4.75% 6/15/31(d)		400,000	355,746
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		600,000	517,263
6.25% 7/1/25(d)		595,000	593,205
7% 2/15/30(d)		120,000	120,550
8.125% 7/1/27(d)		1,190,000	1,212,598
Carnival Corp.:
7.625% 3/1/26(d)		1,955,000	1,853,571
10.5% 2/1/26(d)		600,000	623,504
10.5% 6/1/30(d)		405,000	406,413
Churchill Downs, Inc. 6.75% 5/1/31 (d)		905,000	892,556
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		400,000	349,128
6.75% 1/15/30(d)		820,000	667,232
Garden SpinCo Corp. 8.625% 7/20/30 (d)		90,000	97,395
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		300,000	239,869
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		580,000	580,725
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		950,000	785,518
4% 5/1/31(d)		600,000	517,837
McDonald's Corp.:
3.5% 7/1/27		269,000	258,360
3.6% 7/1/30		319,000	298,036
4.2% 4/1/50		1,792,000	1,520,885
Meituan:
2.125% 10/28/25(d)		400,000	365,825
3.05% 10/28/30(d)		200,000	157,913
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		200,000	159,745
5.75% 7/21/28(d)		220,000	184,811
MGM Resorts International 4.75% 10/15/28		860,000	783,759
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	232,938
NCL Corp. Ltd. 8.375% 2/1/28 (d)		420,000	434,293
NCL Finance Ltd. 6.125% 3/15/28 (d)		1,300,000	1,108,250
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		1,400,000	1,290,040
5.5% 8/31/26(d)		1,000,000	940,159
7.25% 1/15/30(d)		200,000	201,785
11.5% 6/1/25(d)		149,000	157,195
11.625% 8/15/27(d)		60,000	65,089
Station Casinos LLC 4.5% 2/15/28 (d)		610,000	542,822
Viking Cruises Ltd.:
6.25% 5/15/25(d)		500,000	487,550
13% 5/15/25(d)		400,000	420,364
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	105,773
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27(d)		340,000	319,762
5.5% 3/1/25(d)		300,000	294,127
Wynn Macau Ltd.:
4.875% 10/1/24(d)		325,000	311,858
5.5% 10/1/27(d)		100,000	86,770
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	341,310
4.625% 1/31/32		1,030,000	935,855
			25,360,754
Household Durables - 0.0%
Newell Brands, Inc. 5.875% 4/1/36 (g)		460,000	368,000
Tempur Sealy International, Inc. 4% 4/15/29 (d)		565,000	480,757
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	355,000	293,388
			1,142,145
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		564,000	542,386
Mattel, Inc.:
5.875% 12/15/27(d)		15,000	14,616
6.2% 10/1/40		380,000	333,939
			890,941
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	118,143
AutoZone, Inc.:
3.625% 4/15/25		179,000	173,802
4% 4/15/30		4,155,000	3,874,508
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		1,000,000	952,847
Carvana Co.:
4.875% 9/1/29(d)		35,000	17,552
5.875% 10/1/28(d)		650,000	370,864
LBM Acquisition LLC 6.25% 1/15/29 (d)		595,000	471,127
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	182,023
3.75% 4/1/32		3,022,000	2,741,726
4.25% 4/1/52		2,401,000	1,920,812
4.45% 4/1/62		2,460,000	1,930,815
4.5% 4/15/30		2,262,000	2,210,755
Michaels Companies, Inc. 7.875% 5/1/29 (d)		500,000	307,220
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	178,784
Sally Holdings LLC 5.625% 12/1/25		15,000	14,813
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,838
Valvoline, Inc.:
3.625% 6/15/31(d)		700,000	574,154
4.25% 2/15/30(d)		85,000	83,396
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	290,000	246,243
			16,373,422
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (d)		600,000	488,253
The William Carter Co. 5.625% 3/15/27 (d)		105,000	102,522
Wolverine World Wide, Inc. 4% 8/15/29 (d)		400,000	319,080
			909,855
TOTAL CONSUMER DISCRETIONARY			58,792,961

CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 4.9% 2/1/46		6,518,000	6,190,111
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	97,501
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		10,714,000	10,054,442
4.35% 6/1/40		624,000	572,321
4.5% 6/1/50		6,964,000	6,310,888
4.6% 6/1/60		670,000	595,868
4.75% 4/15/58		350,000	322,590
5.45% 1/23/39		377,000	391,483
5.55% 1/23/49		2,806,000	2,934,368
5.8% 1/23/59 (Reg. S)		1,068,000	1,152,869
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	185,788
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,132,747
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,105,065
3.45% 3/25/30		562,000	534,863
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		475,000	396,233
			34,977,137
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(d)		1,200,000	1,098,000
6.5% 2/15/28(d)		445,000	442,219
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,254,853
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		210,000	187,362
Performance Food Group, Inc.:
5.5% 10/15/27(d)		740,000	711,516
6.875% 5/1/25(d)		415,000	415,921
Sysco Corp.:
5.95% 4/1/30		948,000	1,000,052
6.6% 4/1/50		530,000	591,052
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	550,000	640,212
U.S. Foods, Inc.:
4.75% 2/15/29(d)		1,400,000	1,276,858
6.25% 4/15/25(d)		270,000	269,437
			8,887,482
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (d)		180,000	168,446
Camposol SA 6% 2/3/27 (d)		150,000	93,375
Darling Ingredients, Inc.:
5.25% 4/15/27(d)		381,000	370,371
6% 6/15/30(d)		130,000	127,916
JBS U.S.A. Food Co. 3.625% 1/15/32 (d)		80,000	64,729
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		2,610,000	2,280,488
3% 5/15/32(d)		2,405,000	1,839,698
5.125% 2/1/28(d)		910,000	876,895
5.5% 1/15/30(d)		7,554,000	7,176,904
5.75% 4/1/33(d)		4,103,000	3,826,253
MARB BondCo PLC 3.95% 1/29/31 (d)		125,000	90,313
Pilgrim's Pride Corp. 4.25% 4/15/31		640,000	546,641
Post Holdings, Inc.:
4.5% 9/15/31(d)		51,000	43,160
4.625% 4/15/30(d)		180,000	157,625
5.5% 12/15/29(d)		635,000	590,374
5.625% 1/15/28(d)		130,000	125,346
5.75% 3/1/27(d)		196,000	192,214
TreeHouse Foods, Inc. 4% 9/1/28		670,000	576,548
			19,147,296
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		220,000	223,051
Natura Cosmeticos SA 4.125% 5/3/28 (d)		85,000	71,400
			294,451
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	487,328
4.25% 8/9/42		448,000	346,419
4.5% 5/2/43		289,000	226,669
4.8% 2/14/29		86,000	84,105
5.375% 1/31/44		532,000	492,471
5.95% 2/14/49		300,000	277,943
BAT Capital Corp.:
2.125% 8/15/25	GBP	360,000	411,056
4.7% 4/2/27		3,039,000	2,964,829
4.906% 4/2/30		2,892,000	2,746,769
5.282% 4/2/50		1,336,000	1,080,954
Imperial Tobacco Finance PLC:
4.25% 7/21/25(d)		450,000	433,544
6.125% 7/27/27(d)		3,927,000	3,994,071
8.125% 3/15/24	GBP	335,000	422,477
Reynolds American, Inc.:
4.45% 6/12/25		53,000	51,851
4.85% 9/15/23		220,000	219,336
5.7% 8/15/35		28,000	26,197
5.85% 8/15/45		180,000	157,261
			14,423,280
TOTAL CONSUMER STAPLES			77,729,646

ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		182,114	152,099
Halliburton Co.:
3.8% 11/15/25		2,000	1,946
4.85% 11/15/35		55,000	51,992
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)		59,607	58,415
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		580,000	590,875
Technip Energies NV 1.125% 5/28/28	EUR	520,000	478,430
The Oil and Gas Holding Co. 7.5% 10/25/27 (d)		200,000	202,725
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		731,250	713,883
Transocean, Inc.:
8% 2/1/27(d)		600,000	534,000
8.75% 2/15/30(d)		280,000	279,860
Valaris Ltd. 8.375% 4/30/30 (d)		365,000	362,409
			3,426,634
Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.:
5.1% 9/1/40		160,000	131,600
7.375% 8/15/47		60,000	57,064
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,258,459
3.85% 6/1/27		2,800,000	2,662,046
5.85% 2/1/35		1,246,000	1,217,739
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	514,135
3.75% 2/15/52		210,000	144,988
5.25% 6/15/37		3,423,000	3,182,764
5.4% 6/15/47		282,000	252,736
6.75% 11/15/39		895,000	935,306
Cheniere Energy Partners LP 3.25% 1/31/32		665,000	544,082
Cheniere Energy, Inc. 4.625% 10/15/28		390,000	365,994
Citgo Petroleum Corp. 6.375% 6/15/26 (d)		600,000	577,500
CNX Resources Corp. 6% 1/15/29 (d)		95,000	87,728
Columbia Pipeline Group, Inc. 4.5% 6/1/25		30,000	29,496
Comstock Resources, Inc. 6.75% 3/1/29 (d)		800,000	699,204
Continental Resources, Inc. 5.75% 1/15/31 (d)		305,000	290,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		2,332,000	2,199,192
7.375% 2/1/31(d)		225,000	220,849
CVR Energy, Inc.:
5.25% 2/15/25(d)		400,000	380,632
5.75% 2/15/28(d)		460,000	386,621
DCP Midstream Operating LP:
5.125% 5/15/29		1,035,000	1,005,697
5.375% 7/15/25		1,139,000	1,126,438
5.625% 7/15/27		390,000	392,701
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		320,000	317,600
Ecopetrol SA:
4.625% 11/2/31		110,000	83,050
8.875% 1/13/33		185,000	179,973
EG Global Finance PLC:
6.75% 2/7/25(d)		275,000	264,294
8.5% 10/30/25(d)		1,175,000	1,132,970
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		465,000	395,047
Enbridge, Inc.:
4% 10/1/23		283,000	281,230
4.25% 12/1/26		66,000	64,179
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		285,000	281,438
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		200,000	183,760
Energean PLC 6.5% 4/30/27 (d)		300,000	270,244
Energy Transfer LP:
3.75% 5/15/30		14,647,000	13,265,991
4.2% 9/15/23		72,000	71,628
4.5% 4/15/24		98,000	97,031
4.95% 6/15/28		246,000	240,335
5% 5/15/50		1,080,000	883,452
5.25% 4/15/29		1,892,000	1,867,952
5.4% 10/1/47		577,000	496,041
5.8% 6/15/38		137,000	130,610
6% 6/15/48		1,869,000	1,720,459
6.25% 4/15/49		109,000	103,734
EnLink Midstream LLC 5.625% 1/15/28 (d)		600,000	578,001
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,170,175
EQM Midstream Partners LP:
6.5% 7/1/27(d)		195,000	190,487
7.5% 6/1/27(d)		425,000	427,617
EQT Corp. 5% 1/15/29		800,000	754,098
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,738,220
FEL Energy VI SARL 5.75% 12/1/40 (d)		184,790	157,857
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		102,017	86,829
2.625% 3/31/36(d)		440,000	356,758
GeoPark Ltd. 5.5% 1/17/27 (d)		200,000	161,000
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		400,000	367,660
7% 8/1/27		422,000	405,120
Hess Corp.:
4.3% 4/1/27		4,456,000	4,316,193
5.6% 2/15/41		3,289,000	3,098,342
5.8% 4/1/47		360,000	344,973
7.125% 3/15/33		110,000	119,990
7.3% 8/15/31		2,372,000	2,602,782
7.875% 10/1/29		303,000	337,431
Hess Midstream Partners LP:
5.125% 6/15/28(d)		420,000	393,225
5.625% 2/15/26(d)		505,000	495,531
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		600,000	552,738
6.375% 4/15/27(d)		180,000	177,701
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		185,000	138,322
5.375% 4/24/30(d)		85,000	76,782
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	258,072
6.55% 9/15/40		13,000	13,183
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	28,671
5.55% 6/1/45		193,000	175,045
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		425,000	371,689
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		250,000	242,500
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		343,019	250,190
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		375,000	357,609
MEG Energy Corp. 7.125% 2/1/27 (d)		910,000	926,288
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(h)		269,000	0
MPLX LP:
4.8% 2/15/29		83,000	80,782
4.875% 12/1/24		160,000	158,141
4.95% 9/1/32		4,161,000	3,988,478
5.5% 2/15/49		249,000	221,981
New Fortress Energy, Inc. 6.5% 9/30/26 (d)		1,100,000	974,870
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		400,000	382,192
Northern Oil & Gas, Inc. 8.75% 6/15/31 (d)		395,000	386,367
Occidental Petroleum Corp.:
4.2% 3/15/48		210,000	155,812
4.3% 8/15/39		105,000	82,602
4.4% 4/15/46		410,000	310,575
4.4% 8/15/49		255,000	189,975
5.55% 3/15/26		1,088,000	1,085,280
6.2% 3/15/40		250,000	244,063
6.45% 9/15/36		858,000	873,015
6.6% 3/15/46		216,000	221,443
7.5% 5/1/31		9,561,000	10,384,202
7.875% 9/15/31		65,000	71,903
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,165,854
6.625% 8/15/37		1,341,000	1,335,670
7.375% 11/1/31		290,000	309,480
8.125% 9/15/30		652,000	714,032
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		300,000	279,000
Petroleos Mexicanos:
4.5% 1/23/26		907,000	802,704
5.95% 1/28/31		15,330,000	10,947,920
6.35% 2/12/48		11,201,000	6,465,777
6.49% 1/23/27		435,000	374,589
6.5% 3/13/27		1,894,000	1,633,859
6.625% 6/15/35		500,000	338,000
6.7% 2/16/32		750,000	559,313
6.75% 9/21/47		1,870,000	1,124,599
6.84% 1/23/30		1,668,000	1,294,785
6.95% 1/28/60		2,435,000	1,441,885
7.69% 1/23/50		11,845,000	7,637,064
Petronas Capital Ltd. 3.404% 4/28/61 (d)		155,000	110,757
Phillips 66 Co. 3.85% 4/9/25		98,000	95,677
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,078,000	2,723,095
3.6% 11/1/24		139,000	134,841
PT Adaro Indonesia 4.25% 10/31/24 (d)		300,000	288,056
PT Pertamina Persero 4.175% 1/21/50 (d)		75,000	58,163
Qatar Petroleum:
1.375% 9/12/26(d)		400,000	360,916
2.25% 7/12/31(d)		400,000	337,200
3.125% 7/12/41(d)		240,000	180,420
3.3% 7/12/51(d)		520,000	372,710
Range Resources Corp. 4.875% 5/15/25		400,000	392,114
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,431,000	1,353,053
Saudi Arabian Oil Co.:
2.25% 11/24/30(d)		745,000	622,913
3.25% 11/24/50(d)		145,000	100,485
3.5% 4/16/29(d)		455,000	423,235
3.5% 11/24/70(d)		95,000	62,480
4.25% 4/16/39(d)		615,000	545,543
4.375% 4/16/49(d)		45,000	38,273
SM Energy Co. 6.75% 9/15/26		600,000	579,297
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		490,000	436,193
5.875% 3/15/28		610,000	587,531
6% 4/15/27		10,000	9,835
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		3,330,000	2,892,871
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.5% 3/1/30		100,000	96,076
6.5% 7/15/27		200,000	200,715
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		275,000	205,872
The Williams Companies, Inc.:
3.5% 11/15/30		12,926,000	11,586,550
3.9% 1/15/25		521,000	508,282
4% 9/15/25		180,000	174,978
4.5% 11/15/23		51,000	50,726
4.65% 8/15/32		1,793,000	1,696,263
5.3% 8/15/52		406,000	366,396
5.4% 3/2/26		1,365,000	1,376,126
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	148,804
3.95% 5/15/50		542,000	416,854
Tullow Oil PLC 10.25% 5/15/26 (d)		311,000	229,557
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(d)		400,000	327,647
6.25% 1/15/30(d)		310,000	307,327
Western Gas Partners LP:
3.35% 2/1/25		255,000	243,315
3.95% 6/1/25		178,000	171,185
4.3% 2/1/30		420,000	373,412
4.5% 3/1/28		300,000	281,665
4.65% 7/1/26		156,000	150,468
4.75% 8/15/28		80,000	75,543
5.3% 3/1/48		150,000	121,508
5.5% 2/1/50		50,000	39,888
YPF SA:
8.5% 3/23/25(d)		167,500	152,247
8.75% 4/4/24(d)		89,200	83,865
			159,992,757
TOTAL ENERGY			163,419,391

FINANCIALS - 13.2%
Banks - 6.1%
Access Bank PLC 6.125% 9/21/26 (d)		285,000	225,293
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(e)	EUR	1,575,000	1,532,371
2.875% 5/30/31 (Reg. S)(e)	EUR	465,000	451,247
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	265,000	245,477
Bank of America Corp.:
2.299% 7/21/32(e)		2,050,000	1,633,570
2.3% 7/25/25 (Reg. S)	GBP	355,000	411,589
3.419% 12/20/28(e)		29,465,000	27,095,785
3.5% 4/19/26		227,000	218,689
3.864% 7/23/24(e)		250,000	249,233
3.95% 4/21/25		229,000	223,067
4.2% 8/26/24		160,000	157,377
4.25% 10/22/26		2,667,000	2,579,901
4.45% 3/3/26		2,428,000	2,374,276
5.015% 7/22/33(e)		17,517,000	17,122,189
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(e)	EUR	950,000	883,824
2.029% 9/30/27(d)(e)		955,000	829,830
Barclays PLC:
2.279% 11/24/27(e)		8,400,000	7,463,612
2.645% 6/24/31(e)		5,000,000	4,050,489
2.852% 5/7/26(e)		2,917,000	2,741,047
4.375% 1/12/26		200,000	193,161
5.262% 1/29/34 (Reg. S)(e)	EUR	220,000	237,416
5.746% 8/9/33(e)		870,000	840,675
5.829% 5/9/27(e)		3,190,000	3,182,937
6.224% 5/9/34(e)		2,720,000	2,746,099
7.437% 11/2/33(e)		200,000	218,022
8.407% 11/14/32 (Reg. S)(e)	GBP	200,000	252,514
BNP Paribas SA:
2.159% 9/15/29(d)(e)		1,350,000	1,134,384
2.219% 6/9/26(d)(e)		4,250,000	3,944,531
2.5% 3/31/32 (Reg. S)(e)	EUR	600,000	575,554
4.125% 5/24/33 (Reg. S)	EUR	400,000	429,438
BPCE SA 1.5% 1/13/42 (Reg. S) (e)	EUR	1,400,000	1,261,821
Citigroup, Inc.:
2.75% 1/24/24	GBP	280,000	341,832
3.352% 4/24/25(e)		572,000	559,053
3.875% 3/26/25		2,657,000	2,579,266
4.3% 11/20/26		5,255,000	5,070,800
4.4% 6/10/25		1,348,000	1,316,416
4.412% 3/31/31(e)		6,594,000	6,236,741
4.45% 9/29/27		728,000	699,511
4.658% 5/24/28(e)		10,003,000	9,844,288
4.91% 5/24/33(e)		6,705,000	6,518,618
5.5% 9/13/25		878,000	877,803
5.875% 7/1/24 (Reg. S)	GBP	425,000	524,608
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	100,000	122,185
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(e)		297,000	252,512
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	500,000	585,764
4.875% 10/23/29 (Reg. S)	GBP	100,000	118,924
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	620,000	655,560
4.625% 4/13/27 (Reg. S)(e)	GBP	100,000	119,747
First Citizens Bank & Trust Co.:
3.929% 6/19/24(e)		275,000	271,760
6.125% 3/9/28		174,000	172,729
HSBC Holdings PLC:
4.856% 5/23/33 (Reg. S)(e)	EUR	300,000	324,582
4.95% 3/31/30		227,000	221,844
5.402% 8/11/33(e)		815,000	797,602
7.39% 11/3/28(e)		200,000	213,646
8.201% 11/16/34 (Reg. S)(e)	GBP	400,000	515,493
ING Groep NV 3% 2/18/26 (Reg. S)	GBP	400,000	460,513
Intesa Sanpaolo SpA:
4.198% 6/1/32(d)(e)		263,000	198,989
5.017% 6/26/24(d)		200,000	194,542
5.71% 1/15/26(d)		3,790,000	3,607,730
JPMorgan Chase & Co.:
2.739% 10/15/30(e)		2,883,000	2,498,024
2.956% 5/13/31(e)		701,000	598,871
3.797% 7/23/24(e)		75,000	74,783
3.875% 9/10/24		190,000	186,295
4.125% 12/15/26		415,000	406,356
4.452% 12/5/29(e)		18,608,000	17,957,191
4.493% 3/24/31(e)		12,651,000	12,210,230
4.586% 4/26/33(e)		5,144,000	4,933,039
4.912% 7/25/33(e)		8,706,000	8,561,416
5.717% 9/14/33(e)		6,900,000	6,982,566
Jyske Bank A/S 5% 10/26/28 (e)	EUR	175,000	187,216
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	300,000	356,525
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	140,000	146,950
4.5% 1/11/29 (Reg. S)(e)	EUR	100,000	107,223
4.976% 8/11/33(e)		825,000	780,650
Magyar Export-Import Bank 6.125% 12/4/27 (d)		200,000	198,225
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	445,000	464,750
3.073% 5/22/28(e)		775,000	704,300
3.619% 3/29/29 (Reg. S)(e)	GBP	795,000	872,862
5.847% 3/2/27(e)		5,629,000	5,644,321
7.416% 6/6/33 (Reg. S)(e)	GBP	100,000	123,596
NatWest Markets PLC 0.125% 11/12/25 (Reg. S)	EUR	165,000	160,723
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	500,000	535,195
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	200,000	212,100
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	358,000	414,611
Societe Generale:
1.038% 6/18/25(d)(e)		4,000,000	3,766,965
1.488% 12/14/26(d)(e)		11,855,000	10,446,854
4.75% 11/24/25(d)		200,000	189,969
6.691% 1/10/34(d)(e)		400,000	409,751
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,589,432
5.625% 8/23/27		1,510,000	1,409,783
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(e)	EUR	395,000	369,506
5.861% 6/19/32(d)(e)		565,000	511,689
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (e)	GBP	150,000	170,312
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	280,000	341,531
2.406% 10/30/25(e)		838,000	800,662
3.526% 3/24/28(e)		9,791,000	9,176,799
4.478% 4/4/31(e)		9,036,000	8,599,555
4.897% 7/25/33(e)		9,553,000	9,215,232
5.013% 4/4/51(e)		3,790,000	3,467,799
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	300,000	372,571
Westpac Banking Corp. 4.11% 7/24/34 (e)		405,000	358,168
			245,423,072
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		81,000	77,446
4.25% 2/15/24		138,000	136,351
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,084,427
3.875% 1/15/26		2,302,000	2,136,634
4.2% 6/10/24		998,000	973,202
Coinbase Global, Inc.:
3.375% 10/1/28(d)		1,000,000	630,396
3.625% 10/1/31(d)		105,000	61,160
Credit Suisse Group AG:
2.193% 6/5/26(d)(e)		3,100,000	2,808,333
2.593% 9/11/25(d)(e)		1,207,000	1,135,980
3.75% 3/26/25		250,000	234,750
3.8% 6/9/23		906,000	904,188
3.869% 1/12/29(d)(e)		250,000	223,193
4.194% 4/1/31(d)(e)		1,509,000	1,326,245
4.207% 6/12/24(d)(e)		850,000	838,823
4.55% 4/17/26		250,000	235,000
6.537% 8/12/33(d)(e)		8,600,000	8,776,902
7.375% 9/7/33 (Reg. S)(e)	GBP	551,000	711,486
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	600,000	592,015
4% 6/24/32 (Reg. S)(e)	EUR	200,000	189,597
4.5% 4/1/25		2,787,000	2,601,654
6.125% 12/12/30 (Reg. S)(e)	GBP	600,000	702,046
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		3,000,000	2,247,891
5.882% 7/8/31(e)		5,000,000	4,322,808
6.72% 1/18/29(e)		1,460,000	1,465,835
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		2,140,000	1,723,066
3.102% 2/24/33(e)		5,872,000	4,979,378
3.691% 6/5/28(e)		19,340,000	18,219,738
3.75% 5/22/25		200,000	193,708
3.8% 3/15/30		3,352,000	3,107,209
3.814% 4/23/29(e)		1,341,000	1,249,948
4.25% 10/21/25		554,000	539,738
6.75% 10/1/37		6,606,000	7,050,265
Hightower Holding LLC 6.75% 4/15/29 (d)		4,590,000	3,955,935
Moody's Corp.:
3.25% 1/15/28		108,000	101,652
3.75% 3/24/25		822,000	799,198
4.875% 2/15/24		101,000	100,346
Morgan Stanley:
3.125% 7/27/26		8,057,000	7,598,946
3.622% 4/1/31(e)		1,770,000	1,599,832
4.35% 9/8/26		2,767,000	2,698,715
4.431% 1/23/30(e)		14,974,000	14,373,699
4.656% 3/2/29(e)	EUR	200,000	217,322
4.889% 7/20/33(e)		10,578,000	10,210,799
5% 11/24/25		7,319,000	7,301,652
MSCI, Inc.:
3.25% 8/15/33(d)		1,100,000	881,020
4% 11/15/29(d)		600,000	538,577
UBS Group AG:
1% 3/21/25 (Reg. S)(e)	EUR	395,000	408,307
1.494% 8/10/27(d)(e)		1,344,000	1,158,690
4.125% 9/24/25(d)		200,000	192,061
4.988% 8/5/33 (Reg. S)(e)		815,000	767,306
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (d)		395,000	354,686
			129,738,155
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		2,615,000	2,455,046
2.45% 10/29/26		954,000	850,688
2.875% 8/14/24		666,000	639,767
3% 10/29/28		1,000,000	867,033
3.3% 1/30/32		1,069,000	868,796
4.45% 4/3/26		276,000	264,552
4.875% 1/16/24		438,000	434,201
5.75% 6/6/28		12,000,000	11,898,591
6.5% 7/15/25		603,000	607,437
Ally Financial, Inc.:
1.45% 10/2/23		402,000	395,569
3.05% 6/5/23		1,813,000	1,811,893
4.75% 6/9/27		2,500,000	2,333,632
5.75% 11/20/25		4,607,000	4,474,164
5.8% 5/1/25		832,000	822,311
7.1% 11/15/27		7,906,000	8,077,056
8% 11/1/31		2,683,000	2,797,504
Capital One Financial Corp.:
2.636% 3/3/26(e)		1,228,000	1,150,086
3.273% 3/1/30(e)		1,571,000	1,346,230
3.65% 5/11/27		5,794,000	5,432,813
3.8% 1/31/28		519,000	480,710
4.927% 5/10/28(e)		2,886,000	2,771,406
4.985% 7/24/26(e)		1,758,000	1,719,869
5.247% 7/26/30(e)		8,010,000	7,587,818
Discover Financial Services:
3.75% 3/4/25		586,000	560,479
4.1% 2/9/27		197,000	183,595
4.5% 1/30/26		5,267,000	5,104,641
6.7% 11/29/32		500,000	517,959
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,448,115
4.125% 8/17/27		3,400,000	3,071,321
4.687% 6/9/25		275,000	264,364
5.113% 5/3/29		325,000	297,545
5.125% 6/16/25		205,000	198,750
5.584% 3/18/24		1,528,000	1,518,531
6.86% 6/5/26	GBP	370,000	454,354
Navient Corp. 7.25% 9/25/23		234,000	233,474
OneMain Finance Corp.:
4% 9/15/30		900,000	664,047
6.875% 3/15/25		515,000	496,230
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (d)		300,000	281,213
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,654,506
4.375% 3/19/24		2,272,000	2,200,682
5.15% 3/19/29		3,443,000	3,049,154
			83,286,132
Financial Services - 1.1%
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (e)	EUR	600,000	269,363
Altus Midstream LP 5.875% 6/15/30 (d)		205,000	194,238
Blackstone Private Credit Fund:
4.7% 3/24/25		4,307,000	4,156,237
4.875% 4/14/26	GBP	505,000	564,334
7.05% 9/29/25		5,817,000	5,799,645
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,622,482
4.05% 7/1/30		890,000	802,519
4.125% 6/15/26		833,000	785,138
4.125% 5/15/29		2,196,000	1,989,880
Corebridge Financial, Inc.:
3.5% 4/4/25		575,000	548,897
3.65% 4/5/27		1,926,000	1,802,087
3.85% 4/5/29		3,184,000	2,870,628
3.9% 4/5/32		2,988,000	2,591,494
4.35% 4/5/42		218,000	174,338
4.4% 4/5/52		644,000	490,131
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (d)		600,000	595,200
Equitable Holdings, Inc. 4.35% 4/20/28		5,256,000	4,987,452
GACI First Investment 5.25% 10/13/32 (Reg. S)		200,000	205,600
GGAM Finance Ltd. 7.75% 5/15/26 (d)(i)		670,000	664,808
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		355,000	332,185
5.25% 5/15/27		615,000	505,838
6.25% 5/15/26		2,059,000	1,802,709
6.375% 12/15/25		1,364,000	1,228,423
Jackson Financial, Inc.:
5.17% 6/8/27		818,000	782,189
5.67% 6/8/32		2,033,000	1,938,550
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	545,000	456,358
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		200,000	190,000
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		300,000	272,213
4.375% 11/22/33(d)		200,000	194,750
5.084% 5/22/53(d)		200,000	198,900
5.5% 4/28/33(d)		200,000	212,288
Nationwide Building Society:
3% 5/6/26 (Reg. S)	GBP	250,000	289,555
6.178% 12/7/27 (Reg. S)(e)	GBP	300,000	369,839
Pine Street Trust I 4.572% 2/15/29 (d)		514,000	479,541
Pine Street Trust II 5.568% 2/15/49 (d)		800,000	693,493
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		840,000	676,509
			43,737,811
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(d)		600,000	504,762
6% 8/1/29(d)		600,000	501,895
AIA Group Ltd.:
3.2% 9/16/40(d)		625,000	469,195
3.375% 4/7/30(d)		1,158,000	1,064,555
Alliant Holdings Intermediate LLC:
6.75% 10/15/27(d)		1,795,000	1,672,962
6.75% 4/15/28(d)		260,000	255,069
American International Group, Inc.:
2.5% 6/30/25		1,653,000	1,566,744
3.4% 6/30/30		2,180,000	1,940,377
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		340,000	323,016
Credit Agricole Assurances SA 4.75% 9/27/48 (e)	EUR	300,000	305,571
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (e)		1,375,000	1,289,063
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	200,000	185,860
Five Corners Funding Trust II 2.85% 5/15/30 (d)		5,993,000	5,115,545
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	490,127
HUB International Ltd. 7% 5/1/26 (d)		675,000	664,870
Liberty Mutual Group, Inc.:
4.569% 2/1/29(d)		130,000	123,570
7.8% 3/7/87(d)		200,000	202,132
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,254,782
4.75% 3/15/39		142,000	131,591
Pacific LifeCorp 5.125% 1/30/43 (d)		554,000	511,855
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		975,000	829,725
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (e)	GBP	415,000	400,822
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(e)		200,000	191,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		1,852,000	1,684,605
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,501,000	3,408,488
Unum Group:
3.875% 11/5/25		349,000	330,975
4% 6/15/29		2,474,000	2,323,143
USI, Inc. 6.875% 5/1/25 (d)		1,072,000	1,053,933
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		820,000	649,320
			30,445,552
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	32,838

TOTAL FINANCIALS			532,663,560

HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28		1,462,000	1,474,092
5.25% 3/2/30		5,612,000	5,655,559
5.25% 3/2/33		1,507,000	1,512,323
5.6% 3/2/43		1,432,000	1,418,342
5.65% 3/2/53		712,000	712,267
5.75% 3/2/63		1,297,000	1,289,076
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		380,000	208,854
			12,270,513
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		510,000	471,734
Hologic, Inc.:
3.25% 2/15/29(d)		525,000	458,500
4.625% 2/1/28(d)		500,000	473,697
Teleflex, Inc. 4.25% 6/1/28 (d)		95,000	87,363
Werfenlife SA 4.625% 6/6/28 (Reg. S) (i)	EUR	200,000	214,240
			1,705,534
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (d)		625,000	546,602
Centene Corp.:
2.45% 7/15/28		7,705,000	6,620,598
2.5% 3/1/31		700,000	560,105
2.625% 8/1/31		1,045,000	835,676
3.375% 2/15/30		1,016,000	876,005
4.25% 12/15/27		1,563,000	1,468,876
4.625% 12/15/29		2,957,000	2,742,322
Cigna Group:
3.05% 10/15/27		300,000	279,807
4.375% 10/15/28		7,770,000	7,573,835
4.8% 8/15/38		268,000	251,774
4.9% 12/15/48		268,000	243,839
Community Health Systems, Inc.:
5.625% 3/15/27(d)		1,700,000	1,455,170
6.125% 4/1/30(d)		570,000	307,886
6.875% 4/15/29(d)		1,595,000	896,964
8% 3/15/26(d)		792,000	739,515
CVS Health Corp.:
3% 8/15/26		69,000	65,039
3.625% 4/1/27		281,000	268,719
4.3% 3/25/28		2,499,000	2,435,365
4.78% 3/25/38		1,295,000	1,197,734
5% 1/30/29		1,451,000	1,451,921
5.25% 1/30/31		595,000	597,257
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		1,120,000	959,219
HCA Holdings, Inc.:
3.5% 9/1/30		1,247,000	1,102,557
3.625% 3/15/32(d)		232,000	202,206
5.375% 2/1/25		926,000	919,670
5.625% 9/1/28		1,062,000	1,069,973
5.875% 2/15/26		300,000	301,363
5.875% 2/1/29		1,172,000	1,190,996
Humana, Inc. 3.7% 3/23/29		748,000	693,574
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		185,000	158,264
3.875% 5/15/32(d)		400,000	333,296
Sabra Health Care LP 3.2% 12/1/31		2,237,000	1,653,579
Surgery Center Holdings, Inc. 6.75% 7/1/25 (d)		210,000	208,636
Tenet Healthcare Corp.:
4.625% 6/15/28		115,000	106,949
4.875% 1/1/26		195,000	188,628
6.125% 10/1/28		4,088,000	3,874,625
6.25% 2/1/27		240,000	236,414
Toledo Hospital 5.325% 11/15/28		154,000	127,891
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		215,000	63,963
			44,806,812
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		600,000	494,209
IQVIA, Inc.:
5% 10/15/26(d)		400,000	389,031
5% 5/15/27(d)		530,000	509,682
			1,392,922
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 4.25% 5/1/28 (d)		30,000	27,257

Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		19,000	18,950
Bausch Health Companies, Inc.:
5.5% 11/1/25(d)		475,000	421,585
5.75% 8/15/27(d)		635,000	398,710
11% 9/30/28(d)		34,000	25,670
14% 10/15/30(d)		6,000	3,743
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	250,000	272,896
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		1,700,000	1,650,547
Catalent Pharma Solutions 3.5% 4/1/30 (d)		380,000	306,360
Elanco Animal Health, Inc.:
6.022% 8/28/23		219,000	217,358
6.65% 8/28/28(e)		92,000	88,036
Mylan NV 4.55% 4/15/28		5,150,000	4,868,024
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (d)		1,145,000	971,592
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/29		200,000	205,218
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	85,567
Viatris, Inc.:
1.65% 6/22/25		162,000	149,123
2.7% 6/22/30		6,020,000	4,837,809
3.85% 6/22/40		359,000	241,415
4% 6/22/50		620,000	398,305
			15,160,908
TOTAL HEALTH CARE			75,363,946

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6% 2/15/28(d)		400,000	368,906
7.45% 5/1/34(d)		200,000	225,000
7.875% 4/15/27(d)		1,155,000	1,141,907
BWX Technologies, Inc. 4.125% 6/30/28 (d)		1,100,000	994,164
DAE Funding LLC 1.55% 8/1/24 (d)		300,000	283,744
Embraer Netherlands Finance BV:
5.05% 6/15/25		225,000	220,433
5.4% 2/1/27		115,000	110,206
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	1,016,992
5.95% 2/1/37		390,000	390,142
Moog, Inc. 4.25% 12/15/27 (d)		205,000	191,153
Rolls-Royce PLC:
1.625% 5/9/28 (Reg. S)	EUR	150,000	134,294
3.375% 6/18/26	GBP	435,000	485,383
The Boeing Co.:
5.04% 5/1/27		549,000	545,037
5.15% 5/1/30		9,911,000	9,829,691
5.705% 5/1/40		550,000	541,843
5.805% 5/1/50		500,000	489,500
5.93% 5/1/60		2,180,000	2,124,889
TransDigm UK Holdings PLC 6.875% 5/15/26		120,000	119,110
TransDigm, Inc.:
6.25% 3/15/26(d)		495,000	491,611
6.375% 6/15/26		1,467,000	1,449,144
6.75% 8/15/28(d)		1,130,000	1,131,302
7.5% 3/15/27		125,000	124,650
			22,409,101
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 4% 8/11/41 (d)		300,000	237,375
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		400,000	346,000
Rand Parent LLC 8.5% 2/15/30 (d)		455,000	392,779
			976,154
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,160,000	1,093,704

Commercial Services & Supplies - 0.1%
APX Group, Inc. 6.75% 2/15/27 (d)		365,000	359,504
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		1,476,000	1,358,235
Clean Harbors, Inc. 6.375% 2/1/31 (d)		90,000	90,176
CoreCivic, Inc.:
4.75% 10/15/27		50,000	42,375
8.25% 4/15/26		1,010,000	1,010,259
Madison IAQ LLC:
4.125% 6/30/28(d)		800,000	691,249
5.875% 6/30/29(d)		500,000	380,603
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		430,000	393,450
Stericycle, Inc. 3.875% 1/15/29 (d)		350,000	308,679
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		225,000	199,589
The GEO Group, Inc.:
9.5% 12/31/28(d)		320,000	312,800
10.5% 6/30/28		77,000	77,253
			5,224,172
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,354,000	1,306,610
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		305,000	313,063
6.51% 2/23/42(d)		200,000	208,663
Pike Corp. 5.5% 9/1/28 (d)		1,615,000	1,441,388
SRS Distribution, Inc. 4.625% 7/1/28 (d)		400,000	352,956
			3,622,680
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		2,000,000	1,781,463

Ground Transportation - 0.1%
Uber Technologies, Inc. 4.5% 8/15/29 (d)		1,415,000	1,290,733
XPO, Inc.:
6.25% 5/1/25(d)		72,000	71,180
6.25% 6/1/28(d)		450,000	442,874
			1,804,787
Industrial Conglomerates - 0.0%
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		175,000	166,119

Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		1,485,000	1,367,206

Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (d)		200,000	188,413
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		800,000	774,000
Seaspan Corp. 5.5% 8/1/29 (d)		600,000	471,780
			1,434,193
Passenger Airlines - 0.0%
American Airlines, Inc. 7.25% 2/15/28 (d)		670,000	655,608
Azul Investments LLP:
5.875% 10/26/24(d)		250,000	202,313
7.25% 6/15/26(d)		200,000	152,438
			1,010,359
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (d)		360,000	324,382
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		530,000	474,965
CoreLogic, Inc. 4.5% 5/1/28 (d)		745,000	599,226
			1,398,573
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25		1,164,000	1,103,977
3.875% 7/3/23		469,000	468,219
4.25% 2/1/24		469,000	463,360
4.25% 9/15/24		125,000	122,198
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	463,000	521,378
			2,679,132
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		10,863,000	10,132,606
3.95% 7/1/24(d)		196,000	189,580
4.25% 4/15/26(d)		4,888,000	4,525,752
4.375% 5/1/26(d)		2,716,000	2,508,211
6.375% 5/4/28(d)		2,964,000	2,895,109
DP World Crescent Ltd. 3.7495% 1/30/30 (d)		250,000	234,344
DP World Ltd. 5.625% 9/25/48 (d)		75,000	69,342
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	400,000	412,236
7.125% 2/14/24	GBP	100,000	124,991
			21,092,171
TOTAL INDUSTRIALS			66,059,814

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(d)		600,000	472,585
6% 3/1/26(d)		665,000	624,444
HTA Group Ltd. 7% 12/18/25 (d)		130,000	120,599
Nokia Corp. 6.625% 5/15/39		355,000	342,404
			1,560,032
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		3,270,000	2,907,978
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,000,000	1,992,353
5.85% 7/15/25		204,000	206,677
6.02% 6/15/26		1,278,000	1,308,100
6.1% 7/15/27		374,000	389,150
6.2% 7/15/30		324,000	337,258
			7,141,516
IT Services - 0.0%
Arches Buyer, Inc.:
4.25% 6/1/28(d)		125,000	105,839
6.125% 12/1/28(d)		45,000	38,943
CA Magnum Holdings 5.375% 10/31/26 (d)		350,000	303,253
Camelot Finance SA 4.5% 11/1/26 (d)		250,000	234,594
Gartner, Inc.:
3.75% 10/1/30(d)		180,000	157,868
4.5% 7/1/28(d)		260,000	244,771
			1,085,268
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		340,000	295,555
2.45% 2/15/31(d)		9,813,000	7,923,611
2.6% 2/15/33(d)		10,714,000	8,331,766
3.5% 2/15/41(d)		2,339,000	1,731,129
3.75% 2/15/51(d)		1,098,000	792,256
Entegris, Inc.:
3.625% 5/1/29(d)		400,000	345,164
4.375% 4/15/28(d)		300,000	275,712
onsemi 3.875% 9/1/28 (d)		205,000	185,121
Qorvo, Inc. 4.375% 10/15/29		610,000	545,316
			20,425,630
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		865,000	775,256
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		135,000	134,751
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		270,000	264,230
Clarivate Science Holdings Corp. 4.875% 7/1/29 (d)		900,000	772,956
Cloud Software Group, Inc. 9% 9/30/29 (d)		2,570,000	2,184,500
Fair Isaac Corp.:
4% 6/15/28(d)		345,000	317,382
5.25% 5/15/26(d)		110,000	108,213
Gen Digital, Inc. 5% 4/15/25 (d)		867,000	846,832
MicroStrategy, Inc. 6.125% 6/15/28 (d)		395,000	343,650
Open Text Corp.:
3.875% 2/15/28(d)		215,000	188,185
3.875% 12/1/29(d)		1,250,000	1,041,084
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,261,308
2.3% 3/25/28		2,182,000	1,930,546
2.8% 4/1/27		1,191,000	1,099,725
2.875% 3/25/31		14,847,000	12,622,941
3.6% 4/1/40		1,192,000	902,517
3.6% 4/1/50		6,000	4,141
3.85% 4/1/60		6,000	4,046
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		590,000	563,150
			25,365,413
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		300,000	250,931
Seagate HDD Cayman 8.25% 12/15/29 (d)		250,000	255,632
			506,563
TOTAL INFORMATION TECHNOLOGY			56,084,422

MATERIALS - 0.7%
Chemicals - 0.3%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		365,000	344,910
Braskem Idesa SAPI 6.99% 2/20/32 (d)		180,000	122,400
CF Industries Holdings, Inc. 4.95% 6/1/43		5,000	4,174
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		988,000	988,104
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		375,000	341,419
INEOS Finance PLC 6.75% 5/15/28 (d)		445,000	438,325
LSB Industries, Inc. 6.25% 10/15/28 (d)		1,000,000	905,000
Meglobal BV 4.25% 11/3/26 (d)		70,000	67,651
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	197,038
Methanex Corp.:
5.125% 10/15/27		545,000	507,435
5.65% 12/1/44		181,000	144,006
NOVA Chemicals Corp. 5.25% 6/1/27 (d)		870,000	785,198
Nufarm Australia Ltd. 5% 1/27/30 (d)		600,000	540,036
OCP SA:
3.75% 6/23/31(d)		600,000	491,363
5.625% 4/25/24(d)		150,000	148,950
Olin Corp.:
5% 2/1/30		370,000	337,032
5.625% 8/1/29		505,000	483,765
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		3,050,000	2,445,839
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		200,000	179,930
2.875% 5/11/31(d)		100,000	78,863
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		355,000	310,026
5.5% 3/18/31		55,000	42,714
5.875% 3/27/24		105,000	103,313
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (d)		900,000	745,537
The Chemours Co. LLC:
5.375% 5/15/27		819,000	754,069
5.75% 11/15/28(d)		1,090,000	959,539
W.R. Grace Holding LLC:
4.875% 6/15/27(d)		195,000	180,853
5.625% 8/15/29(d)		1,500,000	1,245,354
7.375% 3/1/31(d)		80,000	78,400
			13,971,243
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		200,000	165,750

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		595,000	555,731
5.25% 8/15/27(d)		400,000	335,709
5.25% 8/15/27(d)		600,000	503,563
Ball Corp. 6% 6/15/29		405,000	405,794
Berry Global, Inc. 4.875% 7/15/26 (d)		170,000	164,445
BWAY Holding Co. 7.875% 8/15/26 (d)		915,000	906,874
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		110,000	104,166
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		525,000	510,715
Crown Cork & Seal, Inc. 7.375% 12/15/26		35,000	36,209
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		65,000	54,291
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (d)		395,000	401,913
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		225,000	222,936
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		350,000	332,539
8.5% 8/15/27(d)		1,465,000	1,379,472
			5,914,357
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/30 (d)		300,000	242,250
ATI, Inc. 5.875% 12/1/27		625,000	595,313
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (d)		490,000	462,806
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		80,000	68,376
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(d)		200,000	147,038
4.5% 8/1/47(d)		80,000	66,840
5.125% 2/2/33(d)		200,000	197,850
CSN Islands XI Corp. 6.75% 1/28/28 (d)		255,000	235,142
CSN Resources SA 5.875% 4/8/32 (d)		120,000	95,850
Endeavour Mining PLC 5% 10/14/26 (d)		210,000	183,002
ERO Copper Corp. 6.5% 2/15/30 (d)		1,810,000	1,579,791
First Quantum Minerals Ltd. 6.875% 3/1/26 (d)		455,000	440,781
FMG Resources Pty Ltd. 4.5% 9/15/27 (d)		5,000	4,734
Fresnillo PLC 4.25% 10/2/50 (d)		200,000	146,850
Gcm Mining Corp. 6.875% 8/9/26 (d)		220,000	162,800
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		875,000	764,741
Mineral Resources Ltd. 8% 11/1/27 (d)		300,000	300,873
Novelis Corp. 3.875% 8/15/31 (d)		1,000,000	821,167
POSCO 5.875% 1/17/33 (d)		200,000	213,427
PT Freeport Indonesia:
4.763% 4/14/27(d)		200,000	194,850
6.2% 4/14/52(d)		200,000	177,850
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (d)		200,000	195,250
Stillwater Mining Co.:
4% 11/16/26(d)		175,000	152,338
4.5% 11/16/29(d)		80,000	63,215
VM Holding SA 6.5% 1/18/28 (d)		200,000	189,060
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		90,000	59,951
			7,762,145
TOTAL MATERIALS			27,813,495

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	644,296
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	131,736
3.625% 4/15/32		881,000	761,585
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	4,774,510
4.5% 12/1/28		295,000	263,884
6.75% 12/1/27		1,463,000	1,464,441
Corporate Office Properties LP:
2.25% 3/15/26		300,000	265,437
2.75% 4/15/31		252,000	187,889
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		155,000	151,640
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		149,000	127,346
3.5% 8/1/26		155,000	143,428
Healthpeak Op LLC:
3.25% 7/15/26		59,000	55,384
3.5% 7/15/29		68,000	61,788
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,156,005
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,184,768
Kite Realty Group Trust 4.75% 9/15/30		68,000	61,128
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	280,645
4.4% 6/15/24		458,000	447,457
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	164,948
3.5% 3/15/31		2,105,000	1,420,675
5.25% 8/1/26		380,000	335,867
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		17,342,000	12,822,918
3.375% 2/1/31		646,000	509,756
3.625% 10/1/29		1,605,000	1,313,089
4.375% 8/1/23		138,000	137,111
4.5% 1/15/25		549,000	527,464
4.5% 4/1/27		1,899,000	1,765,886
4.75% 1/15/28		283,000	259,443
4.95% 4/1/24		600,000	590,604
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	234,149
Realty Income Corp.:
2.2% 6/15/28		160,000	139,881
2.85% 12/15/32		197,000	161,481
3.25% 1/15/31		172,000	150,499
3.4% 1/15/28		271,000	252,299
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,574
SBA Communications Corp. 3.125% 2/1/29		1,245,000	1,048,709
Service Properties Trust:
4.375% 2/15/30		385,000	279,457
4.95% 2/15/27		50,000	41,635
4.95% 10/1/29		20,000	15,151
5.5% 12/15/27		185,000	160,834
Simon Property Group LP 2.45% 9/13/29		262,000	223,150
SITE Centers Corp.:
3.625% 2/1/25		39,000	36,740
4.25% 2/1/26		287,000	271,170
Store Capital Corp.:
2.75% 11/18/30		5,212,000	3,777,053
4.625% 3/15/29		149,000	128,399
Sun Communities Operating LP:
2.3% 11/1/28		392,000	331,991
2.7% 7/15/31		956,000	754,282
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(d)		3,170,000	2,031,548
10.5% 2/15/28(d)		300,000	291,067
Uniti Group, Inc. 6% 1/15/30 (d)		700,000	431,298
Ventas Realty LP:
3% 1/15/30		1,026,000	882,836
3.5% 2/1/25		573,000	549,681
3.75% 5/1/24		201,000	196,549
4% 3/1/28		4,720,000	4,404,218
4.125% 1/15/26		34,000	32,640
4.75% 11/15/30		6,487,000	6,156,545
VICI Properties LP:
4.375% 5/15/25		219,000	211,372
4.75% 2/15/28		3,366,000	3,203,422
4.95% 2/15/30		2,243,000	2,086,642
5.125% 5/15/32		588,000	548,982
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	147,775
4.125% 8/15/30(d)		400,000	350,598
4.25% 12/1/26(d)		505,000	473,721
4.5% 9/1/26(d)		826,000	782,875
4.625% 6/15/25(d)		95,000	91,684
4.625% 12/1/29(d)		305,000	277,980
5.625% 5/1/24(d)		400,000	397,332
5.75% 2/1/27(d)		60,000	59,197
Vornado Realty LP 2.15% 6/1/26		407,000	334,144
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,131,892
3.85% 7/15/29		129,000	117,008
4% 2/1/25		182,000	176,947
4.6% 4/1/24		653,000	641,534
			68,038,069
Real Estate Management & Development - 0.2%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	2,095,000	1,685,394
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	182,226
4.1% 10/1/24		1,434,000	1,340,545
4.55% 10/1/29		151,000	105,369
7.55% 3/15/28		2,185,000	1,860,485
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	935,096
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	435,715
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	342,048
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		25,000	18,063
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	570,000	406,894
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	100,000	83,812
Tanger Properties LP:
2.75% 9/1/31		1,012,000	727,222
3.125% 9/1/26		1,289,000	1,144,337
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	190,000	171,874
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	200,000	205,023
			9,644,103
TOTAL REAL ESTATE			77,682,172

UTILITIES - 1.6%
Electric Utilities - 0.9%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,498,590
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	165,000	148,017
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		65,000	60,497
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,386,200
3.743% 5/1/26		4,110,000	3,892,635
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	147,015
Duke Energy Corp.:
2.45% 6/1/30		464,000	389,057
3.85% 6/15/34	EUR	350,000	344,139
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		241,000	193,017
2.775% 1/7/32(d)		998,000	784,725
Edison International 5.75% 6/15/27		1,616,000	1,629,099
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	500,000	560,122
5.7% 5/23/28(d)		250,000	252,181
6.25% 5/23/33(d)		250,000	253,270
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	500,000	421,955
Enel SpA 3.375% (Reg. S) (e)(j)	EUR	245,000	240,881
Entergy Corp. 2.8% 6/15/30		476,000	408,511
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		175,000	158,047
6.75% 8/6/23(d)		160,000	158,180
7.125% 2/11/25(d)		280,000	267,540
8.45% 8/10/28(d)		70,000	63,910
Exelon Corp.:
2.75% 3/15/27		379,000	350,169
3.35% 3/15/32		460,000	401,068
4.05% 4/15/30		12,774,000	11,980,750
4.1% 3/15/52		341,000	269,483
4.7% 4/15/50		122,000	106,067
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	314,142
IPALCO Enterprises, Inc. 3.7% 9/1/24		100,000	96,708
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		200,000	172,194
Lamar Funding Ltd. 3.958% 5/7/25 (d)		200,000	190,725
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		200,000	173,475
NextEra Energy Partners LP 4.25% 9/15/24 (d)		26,000	24,928
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	610,000	555,492
NRG Energy, Inc.:
3.375% 2/15/29(d)		90,000	74,198
3.625% 2/15/31(d)		175,000	137,905
3.875% 2/15/32(d)		300,000	232,879
5.25% 6/15/29(d)		155,000	139,766
5.75% 1/15/28		235,000	223,478
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		55,483	54,928
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	759,174
Pattern Energy Operations LP 4.5% 8/15/28 (d)		145,000	131,720
PG&E Corp.:
5% 7/1/28		2,700,000	2,490,559
5.25% 7/1/30		515,000	465,392
Southern Co. 1.875% 9/15/81 (e)	EUR	680,000	567,227
Topaz Solar Farms LLC 5.75% 9/30/39 (d)		117,929	116,454
Vistra Operations Co. LLC:
5% 7/31/27(d)		605,000	568,560
5.5% 9/1/26(d)		851,000	826,838
5.625% 2/15/27(d)		275,000	264,498
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	275,000	339,240
			36,285,605
Independent Power and Renewable Electricity Producers - 0.4%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		200,000	162,550
Emera U.S. Finance LP 3.55% 6/15/26		57,000	53,949
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		400,000	255,222
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		350,000	327,250
Talen Energy Supply LLC 10.5% 1/15/26 (c)(d)(h)		144,000	57,600
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		155,000	137,175
TerraForm Power Operating LLC 5% 1/31/28 (d)		35,000	32,813
The AES Corp.:
2.45% 1/15/31		13,192,000	10,559,036
3.3% 7/15/25(d)		1,621,000	1,536,222
3.95% 7/15/30(d)		2,563,000	2,289,383
			15,411,200
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		150,000	126,684
4.696% 4/24/33(d)		200,000	199,000
4.875% 4/23/30(d)		30,000	30,324
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,244,362
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		124,000	113,058
NiSource, Inc.:
2.95% 9/1/29		1,066,000	939,143
3.6% 5/1/30		5,539,000	5,043,475
Puget Energy, Inc.:
4.1% 6/15/30		560,000	515,957
4.224% 3/15/32		4,134,000	3,761,251
Sempra Energy 6% 10/15/39		106,000	108,070
			13,081,324
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	177,117
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	100,000	113,644
6.125% 2/26/24	GBP	145,000	180,841
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	165,000	174,394
Thames Water Utility Finance PLC:
1.875% 1/24/24 (Reg. S)	GBP	290,000	351,728
4% 6/19/25 (Reg. S)	GBP	340,000	408,698
			1,406,422
TOTAL UTILITIES			66,184,551

TOTAL NONCONVERTIBLE BONDS			1,333,813,941
TOTAL CORPORATE BONDS (Cost $1,437,374,665)			1,335,947,263

U.S. Treasury Obligations - 34.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	451,600	293,487
1.75% 8/15/41	12,905,000	9,102,562
1.875% 11/15/51	26,946,000	17,729,626
2% 11/15/41	13,900,000	10,214,328
2% 8/15/51	123,027,000	83,672,778
2.25% 2/15/52	29,700,000	21,421,125
2.375% 2/15/42	9,300,000	7,265,482
2.875% 5/15/49	38,253,600	31,666,808
2.875% 5/15/52	4,491,000	3,718,759
3% 2/15/47	19,862,700	16,777,774
3% 8/15/52	56,140,000	47,712,421
3.25% 5/15/42	11,778,000	10,578,576
3.625% 2/15/53	104,323,000	100,198,981
U.S. Treasury Notes:
1.375% 11/15/31	240,000	200,663
1.75% 1/31/29	15,000,000	13,457,227
2.625% 7/31/29	25,000,000	23,458,008
2.75% 8/15/32	54,222,000	50,420,106
2.875% 5/15/32	38,006,000	35,753,848
3.5% 1/31/30	76,671,000	75,622,763
3.5% 4/30/30	74,300,000	73,359,641
3.5% 2/15/33	127,403,000	125,890,089
3.625% 3/31/28	4,900,000	4,862,484
3.625% 5/31/28	100,000,000	99,460,938
3.625% 3/31/30	189,000	188,025
3.875% 3/31/25	14,000,000	13,838,125
3.875% 1/15/26	4,380,000	4,349,374
3.875% 9/30/29	62,670,000	63,081,272
3.875% 12/31/29	157,420,000	158,643,695
4% 2/15/26	2,700,000	2,691,141
4% 2/29/28	55,300,000	55,786,035
4% 10/31/29	45,000,000	45,629,297
4% 2/28/30	168,000	170,684
4.125% 10/31/27	10,326,000	10,432,487
4.125% 11/15/32	160,450,000	166,391,614
4.375% 10/31/24	1,000,000	993,594
4.625% 3/15/26	3,620,000	3,671,472
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,478,587,520)		1,388,705,289

U.S. Government Agency - Mortgage Securities - 20.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.0%
1% 12/1/36	2,760,803	2,275,787
1.5% 9/1/35 to 4/1/52 (k)	22,971,373	18,775,829
2% 2/1/28 to 3/1/52	38,922,319	33,089,443
2.5% 1/1/28 to 2/1/52	62,110,973	54,209,801
3% 8/1/32 to 5/1/52	24,763,786	22,188,015
3.5% 5/1/36 to 4/1/52	16,180,014	15,021,012
4% 1/1/42 to 9/1/52	18,444,855	17,598,351
4.5% to 4.5% 8/1/33 to 10/1/52	16,464,158	16,073,557
5% 5/1/41 to 12/1/52	6,198,233	6,152,853
5.5% 10/1/52 to 4/1/53	12,250,179	12,255,678
5.5% 5/1/53	1,341,302	1,347,589
6% 11/1/52 to 12/1/52	2,612,054	2,644,062
TOTAL FANNIE MAE		201,631,977
Freddie Mac - 3.8%
1.5% 8/1/35 to 4/1/51	18,354,923	14,931,351
2% 6/1/35 to 4/1/52	42,574,264	37,179,306
2.5% 1/1/28 to 3/1/52	24,014,614	21,099,417
3% 12/1/32 to 3/1/52 (l)	22,153,382	19,907,495
3.5% 3/1/32 to 5/1/52 (l)(m)	8,299,654	7,746,966
3.5% 9/1/47	56,944	53,251
4% 5/1/37 to 2/1/53	9,561,665	9,126,137
4.5% 1/1/42 to 9/1/52	4,461,684	4,351,201
5% 9/1/52 to 1/1/53 (k)	24,342,408	24,018,205
5.5% 10/1/52 to 4/1/53 (k)	10,563,392	10,618,305
5.5% 5/1/53	1,215,017	1,220,712
6.5% 1/1/53	770,376	790,541
TOTAL FREDDIE MAC		151,042,887
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	25,044	24,030
Ginnie Mae - 4.5%
2% 11/20/50 to 4/20/51	14,506,009	12,337,174
2% 6/1/53 (i)	10,500,000	8,903,662
2% 6/1/53 (i)	11,850,000	10,048,418
2% 6/1/53 (i)	4,200,000	3,561,465
2% 6/1/53 (i)	1,750,000	1,483,944
2% 6/1/53 (i)	2,900,000	2,459,107
2% 6/1/53 (i)	4,000,000	3,391,871
2% 7/1/53 (i)	9,350,000	7,936,533
2% 7/1/53 (i)	12,550,000	10,652,780
2% 7/1/53 (i)	3,100,000	2,631,364
2.5% 7/20/51 to 12/20/51	2,364,663	2,067,715
2.5% 6/1/53 (i)	12,500,000	10,916,150
2.5% 6/1/53 (i)	9,500,000	8,296,274
2.5% 6/1/53 (i)	3,050,000	2,663,541
2.5% 6/1/53 (i)	2,850,000	2,488,882
2.5% 6/1/53 (i)	2,600,000	2,270,559
2.5% 7/1/53 (i)	9,250,000	8,085,177
3% 12/20/42 to 10/20/50	1,001,230	909,906
3% 6/1/53 (i)	5,150,000	4,631,296
3% 6/1/53 (i)	7,700,000	6,924,461
3% 6/1/53 (i)	2,700,000	2,428,058
3% 6/1/53 (i)	500,000	449,640
3% 6/1/53 (i)	200,000	179,856
3% 6/1/53 (i)	2,450,000	2,203,238
3% 6/1/53 (i)	1,500,000	1,348,921
3% 7/1/53 (i)	7,750,000	6,974,874
3.5% 12/20/41 to 2/20/50	532,692	502,281
3.5% 6/1/53 (i)	10,750,000	9,962,717
3.5% 6/1/53 (i)	7,575,000	7,020,240
3.5% 7/1/53 (i)	8,950,000	8,300,485
4% 10/20/40 to 4/20/48	1,689,915	1,637,357
4% 6/1/53 (i)	300,000	285,077
4% 6/1/53 (i)	11,000,000	10,452,812
4.5% 4/20/35 to 12/20/48	345,171	342,158
4.5% 6/1/53 (i)	8,600,000	8,351,639
5% 4/20/48	283,629	286,615
5% 6/1/53 (i)	2,700,000	2,663,701
5.5% 6/1/53 (i)	3,500,000	3,496,148
5.5% 6/1/53 (i)	1,700,000	1,698,129
5.5% 6/1/53 (i)	1,900,000	1,897,909
TOTAL GINNIE MAE		183,142,134
Uniform Mortgage Backed Securities - 7.6%
1.5% 6/1/38 (i)	1,200,000	1,048,641
1.5% 6/1/38 (i)	900,000	786,480
1.5% 6/1/38 (i)	1,050,000	917,560
1.5% 6/1/53 (i)	5,700,000	4,444,540
2% 6/1/38 (i)	1,400,000	1,253,585
2% 6/1/38 (i)	1,525,000	1,365,512
2% 6/1/53 (i)	16,500,000	13,566,739
2% 6/1/53 (i)	8,550,000	7,030,037
2% 6/1/53 (i)	4,300,000	3,535,574
2% 6/1/53 (i)	17,700,000	14,553,411
2% 6/1/53 (i)	11,400,000	9,373,383
2% 6/1/53 (i)	17,100,000	14,060,075
2% 6/1/53 (i)	5,700,000	4,686,692
2% 6/1/53 (i)	3,300,000	2,713,348
2% 6/1/53 (i)	3,400,000	2,795,570
2% 6/1/53 (i)	4,000,000	3,288,906
2% 6/1/53 (i)	600,000	493,336
2% 6/1/53 (i)	8,200,000	6,742,258
2% 7/1/53 (i)	13,100,000	10,787,031
2% 7/1/53 (i)	13,100,000	10,787,031
2% 7/1/53 (i)	11,050,000	9,098,984
2.5% 6/1/38 (i)	100,000	92,477
2.5% 6/1/53 (i)	18,300,000	15,630,059
2.5% 6/1/53 (i)	7,500,000	6,405,762
2.5% 6/1/53 (i)	7,450,000	6,363,057
2.5% 6/1/53 (i)	2,500,000	2,135,254
2.5% 6/1/53 (i)	3,400,000	2,903,945
2.5% 6/1/53 (i)	3,600,000	3,074,766
2.5% 6/1/53 (i)	6,100,000	5,210,020
2.5% 7/1/53 (i)	18,400,000	15,705,406
3% 6/1/38 (i)	8,650,000	8,161,410
3% 6/1/53 (i)	11,500,000	10,189,179
3% 6/1/53 (i)	8,000,000	7,088,125
3% 6/1/53 (i)	2,875,000	2,547,295
3.5% 6/1/53 (i)	14,025,000	12,866,842
4% 6/1/53 (i)	9,550,000	9,021,766
4% 6/1/53 (i)	5,950,000	5,620,891
4% 6/1/53 (i)	4,275,000	4,038,539
4.5% 6/1/53 (i)	10,500,000	10,159,570
4.5% 6/1/53 (i)	1,000,000	967,578
5% 6/1/38 (i)	1,650,000	1,645,810
5% 6/1/38 (i)	3,250,000	3,241,748
5% 6/1/38 (i)	4,050,000	4,039,717
5% 6/1/38 (i)	2,450,000	2,443,779
5% 6/1/38 (i)	1,300,000	1,296,699
5% 6/1/38 (i)	5,800,000	5,785,273
5% 6/1/38 (i)	1,150,000	1,147,080
5% 6/1/38 (i)	1,800,000	1,795,430
5% 6/1/38 (i)	3,300,000	3,291,621
5% 6/1/38 (i)	3,400,000	3,391,367
5% 6/1/53 (i)	50,000	49,244
5% 6/1/53 (i)	5,200,000	5,121,391
5.5% 6/1/53 (i)	5,500,000	5,496,347
5.5% 6/1/53 (i)	1,850,000	1,848,771
5.5% 6/1/53 (i)	2,400,000	2,398,406
5.5% 6/1/53 (i)	1,450,000	1,449,037
5.5% 6/1/53 (i)	2,700,000	2,698,207
5.5% 6/1/53 (i)	1,300,000	1,299,137
5.5% 6/1/53 (i)	1,300,000	1,299,137
5.5% 6/1/53 (i)	2,600,000	2,598,273
5.5% 7/1/53 (i)	4,450,000	4,446,523
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		308,293,631
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $866,264,829)		844,134,659

Asset-Backed Securities - 5.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (c)(d)	252,780	160,528
Series 2019-1 Class A, 3.844% 5/15/39 (d)	182,654	131,516
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	532,398	420,287
Class B, 4.458% 10/16/39 (d)	220,258	77,549
Series 2021-1A Class A, 2.95% 11/16/41 (d)	1,242,823	1,119,845
Series 2021-2A Class A, 2.798% 1/15/47 (d)	2,360,385	2,019,309
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)	9,159,734	8,907,841
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (d)(e)(f)	409,000	403,361
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (d)(e)(f)	5,734,000	5,605,117
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (d)(e)(f)	2,407,000	2,343,978
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 1.160% 6.4203% 10/15/34 (d)(e)(f)	5,069,000	4,956,940
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (d)(e)(f)	1,450,000	1,425,807
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (d)(e)(f)	1,078,000	1,048,241
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 6.3091% 4/30/31 (d)(e)(f)	2,400,000	2,367,317
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	251,144	211,039
Class B, 4.335% 1/16/40 (d)	138,939	69,684
Apollo Aviation Securitization Trust Series 2017-1A Class A, 3.967% 5/16/42 (c)(d)	393,361	328,456
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (d)(e)(f)	674,000	665,479
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (d)(e)(f)	1,292,000	1,259,243
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (d)(e)(f)	1,381,000	1,353,047
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (d)(e)(f)	2,223,000	2,158,208
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (d)(e)(f)	2,478,000	2,416,652
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (d)(e)(f)	369,000	363,121
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (d)(e)(f)	987,000	961,960
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (d)(e)(f)	1,547,000	1,509,959
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (d)(e)(f)	1,550,000	1,530,286
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (d)(e)(f)	20,400,000	19,978,903
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (d)(e)(f)	1,493,000	1,455,706
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (d)	235,699	216,273
Series 2021-1A Class A, 2.443% 7/15/46 (d)	2,024,331	1,775,419
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (d)(e)(f)	1,925,503	1,903,820
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,600,000	1,586,278
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	999,251	888,044
Class B, 5.095% 4/15/39 (d)	186,315	134,842
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	132,948	120,083
Series 2021-1A Class A, 3.474% 1/15/46 (d)	306,607	281,312
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (d)(e)(f)	1,192,000	1,169,565
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (d)(e)(f)	1,985,000	1,932,419
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (d)(e)(f)	1,571,000	1,532,223
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (d)(e)(f)	12,418,000	12,035,464
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (d)(e)(f)	1,501,000	1,452,989
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (d)	1,361,675	1,303,416
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (d)(e)(f)	2,765,000	2,685,650
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (d)(e)(f)	2,111,000	2,078,353
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (d)(e)(f)	2,090,000	2,050,100
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	276,670	255,978
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (d)(e)(f)	1,057,000	1,025,283
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (d)(e)(f)	995,000	973,149
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (d)(e)(f)	1,277,000	1,260,514
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (d)(e)(f)	2,400,000	2,358,924
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (d)(e)(f)	1,320,000	1,287,008
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (d)(e)(f)	784,000	763,978
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (d)(e)(f)	684,000	673,492
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (d)(e)(f)	1,782,000	1,744,216
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (d)(e)(f)	330,000	324,204
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (d)(e)(f)	3,076,000	3,012,908
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (d)(e)(f)	1,500,000	1,472,241
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (d)(e)(f)	1,833,000	1,807,738
Ford Credit Auto Owner Trust Series 2018-2 Class B, 3.61% 1/15/30 (d)	2,100,000	2,092,499
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (d)	1,500,000	1,492,015
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	884,000	882,198
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2 Class A3, 3.1% 2/16/27	2,800,000	2,711,504
Series 2022-4 Class A3, 4.82% 8/16/27	3,291,000	3,272,351
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	195,205	168,364
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	2,087,347	1,784,674
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (d)	2,000,000	1,999,423
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (d)(e)(f)	1,056,000	1,031,555
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (d)(e)(f)	2,473,000	2,395,464
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (d)(e)(f)	760,000	750,527
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (d)(e)(f)	1,626,288	1,612,173
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (d)(e)(f)	2,200,000	2,164,620
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (d)(e)(f)	1,719,000	1,672,812
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (d)(e)(f)	2,347,000	2,304,686
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (d)(e)(f)	390,000	381,730
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (d)(e)(f)(i)	1,513,000	1,512,225
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (d)(e)(f)	348,000	340,263
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (d)(e)(f)	1,800,000	1,759,032
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (d)(e)(f)	1,238,000	1,209,119
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (d)(e)(f)	1,275,000	1,244,065
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (d)(e)(f)	1,460,000	1,436,377
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (d)	105,793	104,894
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (d)(e)(f)	1,425,092	1,409,097
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (d)(e)(f)	1,494,000	1,464,205
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	1,575,750	1,512,358
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	2,285,235	1,954,680
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	1,302,840	1,169,447
Class A2II, 4.008% 12/5/51 (d)	1,165,230	964,513
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	432,882	363,625
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (d)(e)(f)	1,839,000	1,804,394
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (d)(e)(f)	2,290,000	2,237,314
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	724,227	609,517
Class B, 4.335% 3/15/40 (c)(d)	233,783	164,234
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	699,000	663,622
1.884% 7/15/50 (d)	403,000	363,960
2.328% 7/15/52 (d)	308,000	265,881
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (d)(e)(f)	317,010	315,748
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (d)(e)(f)	2,242,000	2,190,889
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 6.5517% 4/18/33 (d)(e)(f)	2,900,000	2,863,089
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (d)(e)(f)	910,000	896,944
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (d)(e)(f)	250,000	244,990
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (d)(e)(f)	1,566,000	1,525,195
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (d)(e)(f)	1,720,000	1,687,026
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	118,034	106,242
Series 2018-A Class A, 4.147% 9/15/38 (d)(e)	4,255,844	3,638,831
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	836,584	698,565
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,750,000	3,668,435
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (d)	1,771,000	1,760,234
Class A3, 4.93% 4/20/26 (d)	1,472,000	1,466,035
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.4485% 10/20/34 (d)(e)(f)	2,041,000	2,045,013
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,800,000	3,612,595
Series 2023 2 Class A, 4.89% 4/13/28	800,000	797,156
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (d)(e)(f)	679,000	670,679
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (d)(e)(f)	960,000	939,242
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (d)(e)(f)	1,995,000	1,950,045
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (d)(e)(f)	2,549,000	2,494,487
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	849,000	844,822
Class A3, 4.66% 5/15/28	1,559,000	1,552,149
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,740,000	1,739,400
TOTAL ASSET-BACKED SECURITIES (Cost $208,038,289)		202,332,490

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (d)	1,195,615	1,067,808
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	668,621	630,859
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (d)(e)	1,667,254	1,571,275
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	2,063,216	1,879,179
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)	436,015	387,255
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (d)	471,997	453,792
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	1,519,763	1,403,454
TOTAL PRIVATE SPONSOR		7,393,622
U.S. Government Agency - 0.5%
Fannie Mae sequential payer:
Series 2020-80 Class BA, 1.5% 3/25/45	866,280	741,481
Series 2022-1 Class KA, 3% 5/25/48	376,422	342,723
Series 2022-13 Class MA, 3% 5/25/44	6,936,792	6,503,875
Series 2022-3 Class N, 2% 10/25/47	4,399,992	3,809,083
Series 2022-30 Class E, 4.5% 7/25/48	949,724	916,597
Series 2022-35 Class CK, 4% 3/25/47	3,201,195	3,070,707
Series 2022-49 Class TC, 4% 12/25/48	312,158	303,394
Series 2022-7 Class A, 3% 5/25/48	535,567	487,684
Freddie Mac:
sequential payer:
Series 2022-5189 Class DA, 2.5% 5/25/49	271,348	235,390
Series 2022-5190 Class BA, 2.5% 11/25/47	272,046	240,716
Series 2022-5197 Class DA, 2.5% 11/25/47	206,642	182,859
Series 2022-5198 Class BA, 2.5% 11/25/47	887,784	796,342
Series 2022-5202 Class LB, 2.5% 10/25/47	220,598	194,656
Series 2021-5083 Class VA, 1% 8/15/38	1,299,924	1,208,272
TOTAL U.S. GOVERNMENT AGENCY		19,033,779
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,833,029)		26,427,401

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (d)(e)(f)	1,235,000	1,199,548
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (d)(e)(f)	311,000	301,758
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (d)(e)(f)	167,000	161,045
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (d)	496,000	452,633
Series 2019-BPR Class BNM, 3.465% 11/5/32 (d)	111,000	93,099
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	3,300,000	3,065,409
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,900,000	2,709,573
Series 2018-BN14 Class ASB, 4.185% 9/15/60	321,000	310,025
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	96,891
Series 2022-BNK44, Class A5, 5.7458% 11/15/55 (e)	7,185,000	7,518,378
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	1,300,000	1,315,922
Class A3, 6.26% 4/15/56	1,900,000	1,967,787
Series 2020-BN30 Class MCDE, 2.9182% 12/15/53 (e)	5,208,000	3,085,104
Series 2021-BN33 Class XA, 1.056% 5/15/64 (e)(n)	9,655,773	546,169
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,700,000	1,577,312
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	120,217
Series 2019-B10 Class ASB, 3.615% 3/15/62	500,000	471,654
Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,000,000	959,707
Series 2021-B27 Class XA, 1.2643% 7/15/54 (e)(n)	4,171,448	293,091
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (d)(e)(f)	701,000	696,343
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (d)(e)(f)	4,387,000	4,250,235
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (d)(e)(f)	1,165,000	1,131,223
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (d)(e)(f)	2,043,000	1,972,382
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (d)(e)(f)	306,000	293,500
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (d)(e)(f)	409,000	389,338
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (d)(e)(f)	1,147,000	1,082,131
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (d)(e)(f)	1,381,000	1,305,504
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (d)(e)(f)	2,223,494	2,159,855
Class B, CME Term SOFR 1 Month Index + 1.310% 6.3716% 2/15/39 (d)(e)(f)	785,418	755,445
Class C, CME Term SOFR 1 Month Index + 1.560% 6.621% 2/15/39 (d)(e)(f)	1,713,808	1,626,965
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0201% 2/15/39 (d)(e)(f)	785,418	741,898
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0495% 11/15/32 (d)(e)(f)	420,361	415,855
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (d)(e)(f)	1,917,000	1,873,201
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (d)(e)(f)	210,000	204,669
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (d)(e)(f)	220,000	213,857
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (d)(e)(f)	500,000	493,653
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (d)(e)(f)	99,400	92,395
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (d)(e)(f)	1,159,400	1,146,309
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (d)(e)(f)	708,050	697,329
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (d)(e)(f)	1,244,400	1,222,418
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (d)(e)(f)	3,324,350	3,257,239
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (d)(e)(f)	1,156,000	1,155,274
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (d)(e)(f)	3,139,652	3,097,425
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (d)(e)(f)	1,124,038	1,105,405
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (d)(e)(f)	253,936	246,787
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (d)(e)(f)	212,858	203,169
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (d)(e)(f)	5,303,992	5,267,392
Series 2021-SOAR Class A, 1 month U.S. LIBOR + 0.670% 5.778% 6/15/38 (d)(e)(f)	296,616	287,320
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 6.177% 12/15/37 (d)(e)(f)	700,000	692,058
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	1,974,428	1,725,278
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	1,470,075	1,370,570
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (d)(e)(f)	1,019,303	1,006,395
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (d)(e)(f)	161,778	157,272
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (d)(e)(f)	182,621	174,760
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	1,212,628	1,066,157
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	215,000	208,376
Series 2015-DC1 Class A4, 3.078% 2/10/48	2,400,000	2,333,514
Series 2020-SBX Class A, 1.67% 1/10/38 (d)	3,174,000	2,765,642
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (d)(e)(f)	5,849,447	5,813,060
Class B, 1 month U.S. LIBOR + 1.230% 6.337% 5/15/36 (d)(e)(f)	5,442,460	5,387,322
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (d)(e)(f)	127,682	126,438
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	342,062	307,261
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	287,000	275,935
Class B, 4.5349% 4/15/36 (d)	100,000	95,188
Class C, 4.782% 4/15/36 (d)(e)	100,000	94,942
Class D, 4.782% 4/15/36 (d)(e)	118,000	110,711
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 7.357% 12/15/30 (d)(e)(f)	809,000	758,621
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (d)(e)(f)	10,075,000	9,715,018
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (d)(e)(f)	844,259	826,266
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (d)(e)(f)	1,522,976	1,481,928
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (d)(e)(f)	354,452	344,701
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (d)(e)(f)	1,698,255	1,647,023
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	5,661,000	5,487,065
Series 2015-K049 Class A2, 3.01% 7/25/25	255,000	246,397
Series 2015-K051 Class A2, 3.308% 9/25/25	403,000	391,270
Series 2021-K126 Class A2, 2.074% 1/25/31	700,000	596,804
Series 2017-K727 Class A2, 2.946% 7/25/24	1,996,470	1,944,714
Series 2022 K748 Class A2, 2.26% 1/25/29	1,555,000	1,397,291
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,154,146	1,117,817
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (d)(e)(f)	1,191,000	1,116,976
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (d)(e)(f)	184,000	169,677
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (d)(e)(f)	152,000	137,678
sequential payer Series 2018-GS9 Class A4, 3.992% 3/10/51	3,400,000	3,193,192
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (d)(e)(f)	3,384,000	3,382,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	385,000	345,923
Class CFX, 4.9498% 7/5/33 (d)	50,000	42,900
Class DFX, 5.3503% 7/5/33 (d)	76,000	63,688
Class EFX, 5.3635% 7/5/33 (d)(e)	105,000	86,415
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (d)(e)(f)	7,860,000	7,694,231
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (d)(e)(f)	1,986,000	1,939,414
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (d)(e)(f)	1,113,000	1,078,129
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (d)(e)(f)	1,354,000	1,287,826
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (d)(e)(f)	1,488,217	1,449,874
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (d)(e)(f)	358,784	347,300
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (d)(e)(f)	226,083	217,286
Class D, CME Term SOFR 1 Month Index + 1.510% 6.5735% 3/15/38 (d)(e)(f)	314,550	301,522
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (d)(e)(f)	274,249	260,480
Morgan Stanley BAML Trust sequential payer Series 2014 C14 Class A5, 4.064% 2/15/47	1,839,983	1,811,670
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 6.357% 8/15/33 (d)(e)(f)	239,200	191,001
Class C, 1 month U.S. LIBOR + 1.500% 6.607% 8/15/33 (c)(d)(e)(f)	576,800	414,431
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,396,026
Series 2019-L2 Class A3, 3.806% 3/15/52	1,600,000	1,492,680
Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	1,076,000	998,295
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	174,911
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(e)	155,000	142,004
Class C, 3.1771% 11/10/36 (d)(e)	149,000	133,516
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 6.008% 10/15/37 (d)(e)(f)	1,124,062	1,107,420
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.5% 1/15/37 (d)(e)	2,266,000	2,046,544
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (d)(e)(f)	2,530,202	2,434,793
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (d)(e)(f)	499,000	485,691
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.5984% 12/15/37 (d)(e)(f)	95,305	95,009
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (d)(e)(f)	501,000	473,186
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (d)(e)(f)	261,000	245,644
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (d)(e)(f)	2,410,000	2,328,422
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (d)(e)(f)	1,094,000	1,056,188
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (d)(e)(f)	679,000	650,412
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (d)(e)(f)	3,601,000	3,433,553
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	1,569,000	1,242,592
Series 2020-LAB Class B, 2.453% 10/10/42 (d)	80,000	62,240
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (d)(e)(f)	1,021,000	954,515
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	591,887
Series 2019-C49 Class ASB, 3.933% 3/15/52	500,000	480,348
Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	204,468
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	3,300,000	3,121,341
WF-RBS Commercial Mortgage Trust sequential payer Series 2014 C19 Class A5, 4.101% 3/15/47	1,930,000	1,891,092
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $172,009,478)		166,070,967

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	261,818	261,818
5.1% 6/1/33	1,670,000	1,650,899
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,032,000	1,122,332
Toledo Hosp. 6.015% 11/15/48	190,000	131,100
TOTAL MUNICIPAL SECURITIES (Cost $3,261,595)		3,166,149

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		235,000	208,827
8.75% 4/14/32 (d)		100,000	83,800
9.375% 5/8/48 (d)		35,000	26,749
9.5% 11/12/25 (d)		265,000	262,483
Arab Republic of Egypt:
7.5% 1/31/27 (d)		225,000	152,269
7.5% 2/16/61 (d)		290,000	137,442
7.6003% 3/1/29 (d)		160,000	98,180
7.903% 2/21/48 (d)		20,000	9,773
8.7002% 3/1/49 (d)		380,000	193,990
Argentine Republic:
0.5% 7/9/30 (g)		3,105,589	812,888
1% 7/9/29		95,826	24,364
1.5% 7/9/35 (g)		2,598,239	604,091
3.5% 7/9/41 (g)		350,000	89,688
3.875% 1/9/38 (g)		680,000	195,203
Bahamian Republic 6% 11/21/28 (d)		95,000	72,723
Bahrain Kingdom 5.625% 5/18/34 (d)		65,000	55,262
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (d)		200,000	199,750
Barbados Government 6.5% 10/1/29 (d)		175,000	162,181
Bermuda Government 2.375% 8/20/30 (d)		425,000	355,619
Brazilian Federative Republic:
3.875% 6/12/30		270,000	239,625
7.125% 1/20/37		175,000	184,844
8.25% 1/20/34		325,000	371,678
Buenos Aires Province 5.25% 9/1/37 (d)(g)		335,000	106,363
Cameroon Republic 9.5% 11/19/25 (d)		135,000	128,486
Chilean Republic:
2.45% 1/31/31		460,000	399,136
3.1% 1/22/61		225,000	144,042
4% 1/31/52		275,000	219,880
Colombian Republic:
3% 1/30/30		560,000	430,080
3.125% 4/15/31		200,000	148,413
5% 6/15/45		450,000	298,688
5.2% 5/15/49		140,000	93,039
7.5% 2/2/34		70,000	67,060
8% 4/20/33		65,000	65,256
Costa Rican Republic:
5.625% 4/30/43 (d)		125,000	107,656
6.125% 2/19/31 (d)		70,000	69,816
6.55% 4/3/34 (d)		100,000	100,875
7% 4/4/44 (d)		25,000	24,375
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(h)		60,000	21,630
6.825% 7/18/26 (d)(h)		70,000	26,567
7.55% 3/28/30 (d)(h)		20,000	7,229
7.85% 3/14/29 (d)(h)		250,000	90,625
Dominican Republic:
5.3% 1/21/41 (d)		200,000	154,750
5.5% 1/27/25		400,000	393,700
5.875% 1/30/60 (d)		400,000	296,000
5.95% 1/25/27 (d)		1,900,000	1,853,450
6% 7/19/28 (d)		2,400,000	2,311,200
6.85% 1/27/45 (d)		75,000	66,281
6.875% 1/29/26 (d)		70,000	70,538
7.05% 2/3/31 (d)		150,000	148,500
Ecuador Republic:
2.5% 7/31/35 (d)(g)		225,000	76,500
5.5% 7/31/30 (d)(g)		400,000	192,500
El Salvador Republic 7.1246% 1/20/50 (d)		175,000	85,947
Emirate of Abu Dhabi:
3% 9/15/51 (d)		140,000	98,201
3.125% 9/30/49 (d)		620,000	451,941
3.875% 4/16/50 (d)		1,260,000	1,049,186
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		200,000	140,225
5.25% 1/30/43 (Reg. S)		200,000	185,100
Gabonese Republic:
6.95% 6/16/25 (d)		200,000	190,350
7% 11/24/31 (d)		50,000	39,025
Georgia Republic 2.75% 4/22/26 (d)		300,000	268,181
German Federal Republic:
0% 10/10/25 (Reg. S) (l)	EUR	3,000,000	3,018,114
1% 5/15/38(Reg. S)	EUR	550,000	480,725
2.2% 12/12/24(Reg. S)	EUR	635,000	672,313
Ghana Republic:
7.75% 4/7/29 (d)(h)		300,000	119,869
8.627% 6/16/49 (d)(h)		120,000	45,360
10.75% 10/14/30 (d)		80,000	54,265
Guatemalan Republic 5.375% 4/24/32 (d)		350,000	330,750
Hungarian Republic:
2.125% 9/22/31 (d)		300,000	227,963
3.125% 9/21/51 (d)		110,000	65,436
Indonesian Republic:
3.5% 2/14/50		245,000	184,868
4.1% 4/24/28		145,000	141,448
4.2% 10/15/50		1,500,000	1,272,000
4.4% 6/6/27 (d)		200,000	198,350
5.95% 1/8/46 (d)		325,000	350,959
7.75% 1/17/38 (d)		225,000	282,839
8.5% 10/12/35 (d)		500,000	651,188
Islamic Republic of Pakistan 6% 4/8/26 (d)		265,000	99,425
Israeli State 3.375% 1/15/50		290,000	212,657
Ivory Coast:
6.125% 6/15/33 (d)		300,000	259,275
6.375% 3/3/28 (d)		200,000	191,100
Jamaican Government 6.75% 4/28/28		200,000	209,850
Jordanian Kingdom:
4.95% 7/7/25 (d)		300,000	286,088
7.375% 10/10/47 (d)		45,000	37,499
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		300,000	243,713
3.25% 10/22/30 (d)		500,000	456,656
3.45% 2/2/61 (d)		350,000	244,847
3.75% 1/21/55 (d)		65,000	48,498
4.5% 10/26/46 (d)		65,000	56,643
4.5% 4/22/60 (d)		390,000	336,204
4.625% 10/4/47 (d)		250,000	219,500
5% 1/18/53 (d)		200,000	183,350
Lebanese Republic 6.375% 12/31/49 (h)		350,000	20,517
Moroccan Kingdom 6.5% 9/8/33 (d)		200,000	203,913
Panamanian Republic:
2.252% 9/29/32		400,000	306,075
3.87% 7/23/60		235,000	152,353
4.5% 5/15/47		150,000	117,450
6.4% 2/14/35		200,000	208,788
6.853% 3/28/54		200,000	204,788
Peruvian Republic:
2.783% 1/23/31		225,000	191,433
3% 1/15/34		125,000	102,016
3.3% 3/11/41		125,000	93,070
Philippine Republic:
2.65% 12/10/45		105,000	70,763
2.95% 5/5/45		50,000	35,681
3.556% 9/29/32		200,000	183,288
5.5% 1/17/48		200,000	207,163
5.95% 10/13/47		200,000	219,100
Polish Government:
5.5% 4/4/53		70,000	70,276
5.75% 11/16/32		135,000	143,125
Provincia de Cordoba 6.875% 12/10/25 (d)		400,000	312,000
Republic of Armenia 3.6% 2/2/31 (d)		145,000	112,674
Republic of Kenya:
6.3% 1/23/34 (d)		45,000	32,085
6.875% 6/24/24 (d)		65,000	59,731
7% 5/22/27 (d)		120,000	102,698
Republic of Nigeria:
6.125% 9/28/28 (d)		500,000	402,438
6.5% 11/28/27 (d)		105,000	88,613
7.625% 11/21/25 (d)		235,000	223,955
7.696% 2/23/38 (d)		85,000	58,613
Republic of Paraguay:
2.739% 1/29/33 (d)		300,000	237,619
4.95% 4/28/31 (d)		200,000	190,913
Republic of Senegal 6.25% 5/23/33 (d)		110,000	87,264
Republic of Serbia 2.125% 12/1/30 (d)		330,000	247,149
Republic of Uzbekistan 3.7% 11/25/30 (d)		300,000	239,869
Republic of Zambia 8.97% 7/30/27 (d)(h)		115,000	55,509
Romanian Republic:
3% 2/27/27 (d)		250,000	227,547
3% 2/14/31 (d)		130,000	107,071
3.625% 3/27/32 (d)		300,000	252,431
4% 2/14/51 (d)		125,000	84,945
Rwanda Republic 5.5% 8/9/31 (d)		200,000	145,288
South African Republic:
4.85% 9/27/27		85,000	78,375
4.85% 9/30/29		225,000	193,683
5% 10/12/46		125,000	79,359
5.65% 9/27/47		60,000	40,774
5.75% 9/30/49		195,000	132,088
5.875% 4/20/32		85,000	73,222
State of Qatar:
3.75% 4/16/30 (d)		625,000	606,563
4.4% 4/16/50 (d)		2,015,000	1,820,804
4.625% 6/2/46 (d)		235,000	222,633
5.103% 4/23/48 (d)		80,000	79,265
Sultanate of Oman:
4.75% 6/15/26 (d)		70,000	67,957
5.375% 3/8/27 (d)		500,000	490,719
5.625% 1/17/28 (d)		540,000	534,364
6.25% 1/25/31 (d)		200,000	202,413
6.5% 3/8/47 (d)		40,000	36,445
6.75% 1/17/48 (d)		200,000	187,913
Turkish Republic:
4.25% 4/14/26		375,000	326,438
4.875% 10/9/26		500,000	435,250
4.875% 4/16/43		210,000	129,058
5.125% 2/17/28		250,000	211,766
5.75% 5/11/47		110,000	71,968
6% 1/14/41		90,000	62,989
6.625% 2/17/45		110,000	79,874
9.375% 3/14/29		200,000	194,725
9.375% 1/19/33		445,000	427,200
9.875% 1/15/28		210,000	209,181
Ukraine Government:
0% 8/1/41 (d)(e)		100,000	29,394
7.253% 3/15/35 (d)		300,000	55,181
7.75% 9/1/24 (d)		290,000	62,676
7.75% 9/1/25 (d)		525,000	107,231
7.75% 9/1/26 (d)		400,000	74,200
7.75% 9/1/29 (d)		100,000	19,081
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S)	GBP	436,000	525,062
United Mexican States:
3.25% 4/16/30		500,000	445,563
3.5% 2/12/34		185,000	155,146
3.75% 1/11/28		200,000	190,850
3.771% 5/24/61		280,000	186,165
5.75% 10/12/2110		450,000	392,569
6.35% 2/9/35		200,000	210,475
Uruguay Republic 5.1% 6/18/50		225,000	220,753
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,489,748)			41,811,555

Common Stocks - 0.1%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	1,296	48,652
California Resources Corp. warrants 10/27/24 (o)	225	1,575
Denbury, Inc. (o)	28,577	2,576,788
Mesquite Energy, Inc. (c)(o)	3,883	227,661
		2,854,676
FINANCIALS - 0.0%
Banks - 0.0%
First Republic Bank	3,000	799
INDUSTRIALS - 0.0%
Passenger Airlines - 0.0%
Azul SA sponsored ADR (o)	3,700	36,926
TOTAL COMMON STOCKS (Cost $1,253,442)		2,892,401

Bank Loan Obligations - 5.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (e)(f)(p)	1,988,026	1,653,382
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (e)(f)(p)	986,979	879,280
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5967% 10/2/27 (e)(f)(p)	250,000	214,375
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 5/1/28 (e)(f)(p)	2,199,276	2,036,816
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9466% 4/30/27 (e)(f)(p)	1,234,257	1,174,605
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (e)(f)(p)	258,700	206,960
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5034% 9/21/27 (e)(f)(p)	498,696	449,864
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5137% 3/9/27 (e)(f)(p)	2,500,000	1,916,800
		8,532,082
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.6537% 9/1/27 (e)(f)(p)	280,000	266,700
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5179% 8/5/28 (e)(f)(p)	493,869	464,237
		730,937
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (e)(f)(p)	401,933	359,416
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (e)(f)(p)	104,738	97,231
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.7957% 2/1/27 (e)(f)(p)	987,212	966,856
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.3574% 1/31/28 (e)(f)(p)	1,750,000	1,673,123
CSC Holdings LLC Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6074% 4/15/27 (e)(f)(p)	1,480,867	1,244,728
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(p)	722,700	28,604
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1537% 8/2/27 (e)(f)(p)	268,786	254,592
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1187% 12/1/28 (e)(f)(p)	746,212	686,515
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.6537% 9/19/26 (e)(f)(p)	590,437	583,375
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.0034% 4/21/29 (e)(f)(p)	133,913	103,782
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (e)(f)(p)	225,000	222,019
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 3/24/26 (e)(f)(p)	2,438,719	2,350,657
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6074% 1/31/28 (e)(f)(p)	500,000	479,090
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (e)(f)(p)	245,000	235,455
		9,285,443
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3577% 4/27/27 (e)(f)(p)	585,000	582,444
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (e)(f)(p)	3,632,162	3,566,637
		4,149,081
TOTAL COMMUNICATION SERVICES		22,697,543
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 3/5/28 (e)(f)(p)	133,015	114,659
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 4/20/30 (e)(f)(p)	540,000	534,152
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (e)(f)(p)	222,750	188,966
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5221% 12/17/28 (e)(f)(p)	296,250	229,890
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 1/29/28 (e)(f)(p)	748,092	680,674
		1,748,341
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6534% 12/13/29 (e)(f)(p)	318,400	315,773
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.6017% 6/3/28 (e)(f)(p)	1,912,527	1,773,008
		2,088,781
Broadline Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/5/28 (e)(f)(p)	6,036,258	5,852,152
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (e)(f)(p)	693,076	575,253
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (e)(f)(p)	748,092	727,362
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 3/3/30 (e)(f)(p)	397,559	386,749
		7,541,516
Distributors - 0.0%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.1534% 12/23/28 (e)(f)(p)	465,000	452,794
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8437% 12/11/28 (e)(f)(p)	492,389	486,643
		939,437
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/12/28 (e)(f)(p)	345,923	345,231
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8043% 7/30/28 (e)(f)(p)	478,822	460,148
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (e)(f)(p)	192,575	192,286
KUEHG Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 5/22/30 (f)(p)(q)	1,070,000	1,019,624
Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (e)(f)(p)	579,907	578,458
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (e)(f)(p)	2,458,615	1,963,818
		4,559,565
Hotels, Restaurants & Leisure - 0.5%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1404% 2/7/29 (e)(f)(p)	233,238	220,265
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/17/28 (e)(f)(p)	498,734	495,408
Aramark Services, Inc. Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 1/15/27 (e)(f)(p)	500,000	492,500
Arcis Golf LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 11/24/28 (e)(f)(p)	224,000	222,320
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (f)(p)(q)	56,000	55,580
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3577% 10/1/28 (e)(f)(p)	359,317	343,184
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 11/19/26 (e)(f)(p)	498,711	487,645
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 1/26/30 (e)(f)(p)	1,750,000	1,733,323
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.4037% 10/18/28 (e)(f)(p)	1,481,250	1,434,339
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (e)(f)(p)	1,481,250	1,434,043
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (e)(f)(p)	175,000	163,735
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3125% 6/29/29 (e)(f)(p)	138,950	138,864
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1534% 1/15/30 (e)(f)(p)	450,000	449,550
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (e)(f)(p)	740,209	662,990
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1534% 1/27/29 (e)(f)(p)	3,203,327	3,079,871
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 11/30/29 (e)(f)(p)	894,769	894,519
Golden Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/18/30 (f)(p)(q)	510,000	506,813
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.03% 10/20/24 (e)(f)(p)	201,389	200,885
GVC Holdings Gibraltar Ltd. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (e)(f)(p)	299,250	298,628
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 8/2/28 (e)(f)(p)	1,601,203	1,584,935
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 8/31/25 (e)(f)(p)	500,000	493,595
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3164% 1/5/29 (e)(f)(p)	164,588	163,827
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 4/1/29 (e)(f)(p)	498,634	483,465
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1593% 4/14/29 (e)(f)(p)	258,050	255,955
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (e)(f)(p)	323,263	311,580
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (e)(f)(p)	987,469	982,640
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.41% 2/7/27 (e)(f)(p)	1,715,227	1,684,147
United PF Holdings LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (e)(f)(p)	498,715	364,062
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 8/3/28 (e)(f)(p)	756,753	740,460
		20,379,128
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (e)(f)(p)	249,343	235,734
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/21/28 (e)(f)(p)	153,450	114,896
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 10/30/27 (e)(f)(p)	183,150	159,341
		509,971
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 3/9/30 (e)(f)(p)	595,000	585,653
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7841% 11/6/27 (e)(f)(p)	228,953	229,143
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8319% 4/13/29 (e)(f)(p)	105,000	104,541
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (e)(f)(p)	705,491	661,398
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (e)(f)(p)	145,000	135,394
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 10/19/27 (e)(f)(p)	191,207	183,305
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (e)(f)(p)	167,864	87,770
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/18/27 (e)(f)(p)	255,000	233,080
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2841% 11/2/27 (e)(f)(p)	296,212	290,042
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (e)(f)(p)	989,918	868,040
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 10/20/28 (e)(f)(p)	370,301	329,897
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 10/20/28 (e)(f)(p)	467,650	419,482
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9706% 2/8/28 (e)(f)(p)	94,284	84,266
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 4/16/28 (e)(f)(p)	498,731	465,067
		4,091,425
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 2/17/29 (e)(f)(p)	960,000	957,734
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.7322% 3/8/30 (e)(f)(p)	140,000	138,600
		1,096,334
TOTAL CONSUMER DISCRETIONARY		43,540,151
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.2483% 1/24/29 (e)(f)(p)	992,500	904,832
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9983% 1/24/30 (e)(f)(p)	1,000,000	747,500
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (e)(f)(p)	2,478,620	2,345,122
		3,997,454
Consumer Staples Distribution & Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7904% 2/3/27 (e)(f)(p)	145,000	145,041
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (e)(f)(p)	114,425	113,853
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (e)(f)(p)	498,718	486,664
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 9/23/27 (e)(f)(p)	748,087	724,163
		1,469,721
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 10/23/27 (e)(f)(p)	748,082	737,796
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4479% 5/16/29 (e)(f)(p)	697,310	676,607
		1,414,403
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9037% 12/22/26 (e)(f)(p)	987,374	943,998
Personal Care Products - 0.0%
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.7746% 12/21/25 (e)(f)(p)	746,104	712,395
TOTAL CONSUMER STAPLES		8,537,971
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 6/4/28 (e)(f)(p)	1,356,473	1,347,290
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 11/19/29 (e)(f)(p)	594,088	579,051
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9145% 2/6/25 (e)(f)(p)	1,421,001	1,384,765
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (e)(f)(p)	1,479,424	1,473,876
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.5034% 7/18/25 (e)(f)(p)	200,438	199,123
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(p)	71,751	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(p)	31,000	0
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (e)(f)(p)	165,000	160,514
		5,144,619
FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 2/13/27 (e)(f)(p)	748,067	727,031
Broadstreet Partners, Inc. Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9932% 1/26/29 (e)(f)(p)	400,000	393,300
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5967% 2/2/28 (e)(f)(p)	1,984,861	1,956,339
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1269% 4/21/28 (e)(f)(p)	249,367	234,405
		3,311,075
Financial Services - 0.1%
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6534% 6/24/28 (e)(f)(p)	498,731	483,560
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4034% 6/30/28 (e)(f)(p)	987,220	962,539
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/27/30 (f)(p)(q)	90,000	88,425
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.5034% 11/1/29 (e)(f)(p)	55,000	48,400
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8322% 11/8/26 (e)(f)(p)	222,130	207,374
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0034% 11/16/26 (e)(f)(p)	1,922,716	1,898,374
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5179% 12/1/28 (e)(f)(p)	966,484	958,153
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.05% 4/29/26 (e)(f)(p)	997,192	983,480
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (e)(f)(p)	267,975	264,625
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (e)(f)(p)	500,000	493,750
		6,388,680
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.6537% 2/13/27 (e)(f)(p)	2,478,345	2,300,871
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (e)(f)(p)	514,300	504,657
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6269% 11/12/27 (e)(f)(p)	987,469	961,222
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.4037% 2/19/28 (e)(f)(p)	748,088	732,348
CME Term SOFR 1 Month Index + 2.750% 7.8322% 2/19/28 (e)(f)(p)	124,688	123,378
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2534% 2/28/28 (e)(f)(p)	200,000	190,500
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 8/19/28 (e)(f)(p)	105,000	96,469
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 1/20/29 (e)(f)(p)	1,500,000	1,222,815
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 12/23/26 (e)(f)(p)	997,449	920,566
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 7/31/27 (e)(f)(p)	1,727,960	1,565,428
HUB International Ltd. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.3985% 4/25/25 (e)(f)(p)	1,481,061	1,470,649
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (e)(f)(p)	119,700	118,268
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (e)(f)(p)	1,480,899	1,473,701
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (e)(f)(p)	194,025	190,841
		11,871,713
TOTAL FINANCIALS		21,571,468
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.5034% 11/6/27 (e)(f)(p)	397,473	395,939
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (e)(f)(p)	184,011	180,253
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5179% 5/4/28 (e)(f)(p)	441,644	439,851
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (e)(f)(p)	748,106	743,116
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2746% 10/23/28 (e)(f)(p)	395,876	383,339
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7746% 3/31/27 (e)(f)(p)	397,468	333,627
		2,476,125
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.2983% 2/15/29 (e)(f)(p)	193,538	145,072
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2534% 11/23/27 (e)(f)(p)	408,965	330,578
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.3043% 2/12/28 (e)(f)(p)	104,738	99,959
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (e)(f)(p)	314,040	297,946
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (e)(f)(p)	2,631,936	2,487,995
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.15% 10/29/27 (e)(f)(p)	125,000	121,250
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (e)(f)(p)	790,588	788,944
MED ParentCo LP 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 8/31/26 (e)(f)(p)	498,708	460,058
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 11/15/28 (e)(f)(p)	1,485,000	1,434,569
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8577% 8/31/26 (e)(f)(p)	782,884	776,746
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.2841% 10/1/28 (e)(f)(p)	528,734	479,826
		7,422,943
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5979% 2/15/29 (e)(f)(p)	1,247,581	1,172,726
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(p)(r)	153,262	144,067
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2322% 12/1/27 (e)(f)(p)	143,913	139,656
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2679% 4/6/28 (e)(f)(p)	24,811	22,237
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 9/30/26 (e)(f)(p)	1,300,654	1,288,727
		2,767,413
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.4099% 7/3/28 (e)(f)(p)	196,976	196,566
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8432% 8/1/27 (e)(f)(p)	662,821	641,590
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 5/5/28 (e)(f)(p)	356,968	356,075
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (e)(f)(p)	674,141	670,433
		1,668,098
TOTAL HEALTH CARE		14,531,145
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (e)(f)(p)	848,630	843,326
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/22/27 (e)(f)(p)	438,900	436,706
		1,280,032
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5246% 11/23/28 (e)(f)(p)	748,111	708,371
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (e)(f)(p)	85,000	72,958
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 3/24/28 (c)(e)(f)(p)	133,650	128,972
		910,301
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (e)(f)(p)	746,216	605,472
APi Group DE, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.7746% 12/16/28 (e)(f)(p)	895,430	895,430
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 5/13/29 (e)(f)(p)	198,125	197,794
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/4/30 (f)(p)(q)	559,358	552,539
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.7983% 12/29/28 (e)(f)(p)	134,604	132,249
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2978% 1/24/29 (e)(f)(p)	615,000	609,748
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (e)(f)(p)	1,900,662	1,740,056
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 4/29/29 (e)(f)(p)	1,206,045	1,146,116
		5,879,404
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 12/20/29 (e)(f)(p)	1,000,000	925,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 12/21/28 (e)(f)(p)	1,488,750	1,447,437
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (e)(f)(p)	666,481	651,206
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (f)(p)(r)	218,519	213,510
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.9037% 3/19/26 (e)(f)(p)	493,151	460,479
All-Star Bidco AB Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (e)(f)(p)	748,106	729,089
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 5/14/28 (e)(f)(p)	987,468	926,492
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2496% 7/9/28 (e)(f)(p)	498,734	494,580
Archkey Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.4037% 6/30/28 (e)(f)(p)	84,146	82,411
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.5987% 10/15/26 (e)(f)(p)	500,456	487,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (e)(f)(p)	2,724,449	2,575,966
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9435% 5/3/29 (c)(e)(f)(p)	198,500	192,049
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (e)(f)(p)	217,381	213,849
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4822% 11/30/28 (e)(f)(p)	16,448	16,180
Filtration Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7679% 10/21/28 (e)(f)(p)	748,101	732,982
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.5179% 4/21/27 (e)(f)(p)	261,468	214,404
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (e)(f)(p)	624,285	596,973
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9063% 2/15/29 (e)(f)(p)	669,937	619,692
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (e)(f)(p)	1,710,000	1,526,893
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (e)(f)(p)	205,000	197,056
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 8/4/28 (e)(f)(p)	297,727	294,804
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/6/25 (e)(f)(p)	498,731	428,161
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6875% 12/10/26 (e)(f)(p)	705,500	700,209
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3127% 4/22/29 (e)(f)(p)	223,313	217,915
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5034% 11/3/29 (e)(f)(p)	129,263	128,939
		15,073,776
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(e)(p)	1,286,474	1,222,150
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 1/27/29 (e)(f)(p)	249,369	243,509
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6534% 1/21/28 (e)(f)(p)	124,375	123,559
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 6/4/28 (e)(f)(p)	2,478,618	2,350,052
		3,939,270
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (e)(f)(p)	249,355	246,410
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (e)(f)(p)	351,408	343,150
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.8121% 3/2/27 (e)(f)(p)	1,984,823	1,951,736
		2,541,296
Ground Transportation - 0.1%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 3/16/29 (e)(f)(p)	113,850	113,423
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (e)(f)(p)	498,715	496,221
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7202% 3/3/30 (e)(f)(p)	1,126,178	1,114,634
		1,724,278
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2679% 7/22/29 (e)(f)(p)	945,266	939,207
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9164% 3/15/30 (e)(f)(p)	220,000	218,214
		1,157,421
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (e)(f)(p)	370,000	371,214
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (e)(f)(p)	472,222	488,405
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7985% 10/20/27 (e)(f)(p)	324,000	335,116
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.888% 4/21/28 (e)(f)(p)	498,728	495,401
		1,690,136
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 2/7/26 (e)(f)(p)	987,147	947,661
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 4/30/25 (e)(f)(p)	838,249	834,058
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 9/30/28 (e)(f)(p)	778,025	761,103
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 6/2/28 (e)(f)(p)	987,469	880,763
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9264% 7/19/28 (e)(f)(p)	987,469	772,902
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9034% 4/29/29 (e)(f)(p)	159,200	142,086
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 2/24/28 (e)(f)(p)	120,000	116,513
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.91% 8/27/28 (e)(f)(p)	235,000	224,498
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 8/27/25 (e)(f)(p)	748,096	745,912
		5,425,496
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.8487% 4/6/28 (e)(f)(p)	233,224	221,971
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 5/7/28 (e)(f)(p)	425,000	340,455
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1599% 7/26/28 (e)(f)(p)	498,737	452,514
		1,014,940
TOTAL INDUSTRIALS		40,636,350
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (e)(f)(p)	1,233,850	945,129
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5821% 1/18/30 (e)(f)(p)	79,800	79,651
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 4/4/26 (e)(f)(p)	1,480,818	1,388,267
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (e)(f)(p)	394,094	390,480
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4037% 9/25/26 (e)(f)(p)	2,478,725	2,050,674
		4,854,201
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0179% 7/1/29 (e)(f)(p)	955,714	947,352
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7322% 3/31/28 (e)(f)(p)	154,225	150,852
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.1537% 8/10/27 (e)(f)(p)	987,310	982,995
		2,081,199
IT Services - 0.2%
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.0246% 10/31/26 (e)(f)(p)	1,498,174	1,479,132
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (e)(f)(p)	249,501	230,946
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (e)(f)(p)	370,000	362,907
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (e)(f)(p)	987,437	944,652
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2534% 11/10/27 (e)(f)(p)	748,092	717,338
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0034% 2/1/28 (e)(f)(p)	2,202,130	2,092,817
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.1534% 8/31/28 (e)(f)(p)	370,313	369,002
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1979% 1/13/29 (e)(f)(p)	742,500	721,621
		6,918,415
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6979% 7/6/29 (e)(f)(p)	364,088	363,290
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9479% 8/17/29 (e)(f)(p)	388,050	383,199
		746,489
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (e)(f)(p)	141,667	138,833
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (e)(f)(p)	470,000	469,178
AppLovin Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.5034% 8/15/25 (e)(f)(p)	1,259,093	1,252,797
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5034% 4/23/26 (e)(f)(p)	748,051	721,600
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7534% 12/10/28 (e)(f)(p)	1,975,000	1,769,166
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (e)(f)(p)	246,629	162,035
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.1483% 7/6/29 (e)(f)(p)	583,263	573,843
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.4983% 3/30/29 (e)(f)(p)	822,938	760,658
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 9/30/28 (e)(f)(p)	498,737	475,985
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6956% 10/16/26 (e)(f)(p)	1,234,097	1,204,096
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (e)(f)(p)	500,000	457,680
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 7/31/27 (e)(f)(p)	498,721	484,528
Finastra U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.655% 6/13/24 (e)(f)(p)	976,863	926,985
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/3/28 (e)(f)(p)	188,633	181,593
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2534% 9/12/29 (e)(f)(p)	1,008,634	991,295
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 12/1/27 (e)(f)(p)	1,293,661	1,259,702
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8432% 3/1/29 (e)(f)(p)	397,647	371,800
MH Sub I LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.076% 4/25/28 (e)(f)(p)	3,228,404	3,053,715
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.4034% 2/23/29 (e)(f)(p)	750,000	656,250
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5822% 1/31/30 (e)(f)(p)	543,638	542,278
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (e)(f)(p)	1,452,469	1,298,696
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.4037% 8/31/28 (e)(f)(p)	1,481,250	1,428,992
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9147% 2/15/28 (e)(f)(p)	987,406	388,297
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1537% 4/22/28 (e)(f)(p)	598,456	574,703
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9034% 4/7/30 (e)(f)(p)	715,000	697,754
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (e)(f)(p)	140,000	138,316
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (e)(f)(p)	498,734	486,266
SS&C Technologies, Inc. Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.9037% 4/16/25 (e)(f)(p)	956,633	950,654
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (e)(f)(p)	1,220,923	1,171,134
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (e)(f)(p)	1,000,000	939,000
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.1534% 9/1/25 (e)(f)(p)	374,133	281,243
		24,809,072
TOTAL INFORMATION TECHNOLOGY		39,409,376
MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 9/30/28 (e)(f)(p)	312,179	279,921
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.7322% 11/24/27 (e)(f)(p)	124,688	118,765
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.9037% 11/24/28 (e)(f)(p)	110,000	96,616
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1537% 11/24/27 (e)(f)(p)	997,468	951,754
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (e)(f)(p)	66,860	66,944
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0483% 5/27/29 (e)(f)(p)	193,538	182,086
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.5246% 5/7/25 (e)(f)(p)	498,691	484,354
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (e)(f)(p)	957,600	901,494
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (e)(f)(p)	69,303	59,375
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (e)(f)(p)	832,225	745,366
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.6354% 3/15/30 (e)(f)(p)	95,000	77,584
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 2/10/30 (e)(f)(p)	120,000	118,876
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0034% 3/1/30 (e)(f)(p)	150,000	149,063
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.0179% 1/20/26 (e)(f)(p)	818,070	809,545
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8063% 12/1/26 (e)(f)(p)	106,422	93,918
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (e)(f)(p)	725,164	675,222
CME Term SOFR 1 Month Index + 5.000% 11/9/28 (f)(p)(q)	190,000	180,025
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (e)(f)(p)	115,000	112,700
Tranche B, term loan CME Term SOFR 1 Month Index + 2.750% 7.8954% 10/1/25 (e)(f)(p)	636,809	633,969
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 7.0034% 4/3/25 (e)(f)(p)	747,798	732,468
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8983% 12/20/29 (e)(f)(p)	79,688	79,669
		7,549,714
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5034% 4/1/29 (e)(f)(p)	478,395	475,204
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5179% 3/27/28 (e)(f)(p)	906,411	904,145
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9034% 10/19/27 (e)(f)(p)	746,222	732,790
		2,112,139
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5179% 3/3/28 (e)(f)(p)	748,096	711,193
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2472% 3/11/28 (e)(f)(p)	987,396	942,785
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8544% 7/1/26 (e)(f)(p)	500,000	495,765
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.4284% 4/13/29 (e)(f)(p)	2,429,243	2,305,351
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2679% 8/4/27 (e)(f)(p)	1,182,577	1,151,369
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0034% 1/30/27 (e)(f)(p)	498,532	490,326
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.3467% 9/24/28 (e)(f)(p)	1,733,070	1,693,677
		7,790,466
Metals & Mining - 0.0%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0034% 3/23/30 (e)(f)(p)	245,000	241,019
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 2/4/28 (e)(f)(p)	249,375	235,036
TOTAL MATERIALS		17,928,374
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.9037% 8/21/25 (e)(f)(p)	1,158,020	1,122,318
CME Term SOFR 1 Month Index + 3.250% 8.3322% 1/24/30 (e)(f)(p)	464,204	432,870
		1,555,188
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 8/1/25 (e)(f)(p)	194,025	193,505
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9034% 8/1/25 (e)(f)(p)	1,984,823	1,961,779
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1875% 6/23/25 (e)(f)(p)	498,718	493,521
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.8945% 12/31/25 (e)(f)(p)	498,584	494,271
		3,143,076
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (e)(f)(p)	148,961	147,099
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0179% 3/25/28 (e)(f)(p)	249,365	217,676
		364,775
TOTAL UTILITIES		3,507,851
TOTAL BANK LOAN OBLIGATIONS (Cost $227,999,026)		219,060,036

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (e) (Cost $1,753,881)	1,750,000	1,611,708

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(j)		200,000	162,000
Telefonica Europe BV 3.875% (Reg. S) (e)(j)	EUR	100,000	98,711
			260,711
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(j)	EUR	2,300,000	2,075,991
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(j)	EUR	1,150,000	1,014,242
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (e)(f)(j)		845,000	754,163
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(j)	EUR	275,000	274,616
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (e)(j)	EUR	200,000	207,647
Banco Do Brasil SA 6.25% (d)(e)(j)		200,000	172,740
Banco Mercantil del Norte SA:
6.75% (d)(e)(j)		400,000	374,500
7.625% (d)(e)(j)		105,000	93,713
Bank of America Corp. 6.25% (e)(j)		235,000	230,653
Barclays PLC 7.125% (e)(j)	GBP	310,000	348,990
BNP Paribas SA 6.625% (Reg. S) (e)(j)		335,000	322,438
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(e)(j)		400,000	367,325
Societe Generale 7.875% (Reg. S) (e)(j)		200,000	194,500
			2,587,122
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (e)(j)		500,000	376,125
5.375% (e)(j)		240,000	230,705
Credit Suisse Group AG 7.5% (Reg. S) (e)(h)(j)		995,000	34,825
UBS Group AG 7% (Reg. S) (e)(j)		200,000	189,988
			831,643
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(j)		420,000	297,192
4.7% (e)(j)		110,000	71,701
			368,893
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(j)		690,000	620,716
TOTAL FINANCIALS			4,408,374
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
National Express Group PLC 4.25% (Reg. S) (e)(j)	GBP	165,000	179,897
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(j)		200,000	198,188
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		350,000	325,656
TOTAL INDUSTRIALS			703,741
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 3.975% (d)(e)(j)		200,000	176,788
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (d)(e)(j)		430,000	377,035
9.125% (d)(e)(j)		200,000	199,360
			576,395
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(j)	EUR	700,000	303,594
Citycon Oyj 4.496% (Reg. S) (e)(j)	EUR	215,000	146,276
CPI Property Group SA 3.75% (Reg. S) (e)(j)	EUR	415,000	128,642
Heimstaden Bostad AB 3.625% (Reg. S) (e)(j)	EUR	875,000	476,997
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(j)	EUR	385,000	84,363
			1,139,872
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (e)(j)		345,000	335,081
SSE PLC 3.74% (Reg. S) (e)(j)	GBP	100,000	113,204
			448,285
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (e)(j)	EUR	600,000	532,312
TOTAL UTILITIES			980,597
TOTAL PREFERRED SECURITIES (Cost $13,041,881)			12,090,874

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (s) (Cost $383,705,588)	383,628,862	383,705,588

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28		3,600,000	161,344
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28		13,700,000	564,593
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28		2,600,000	97,216
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	6/21/23	EUR	3,750,000	15,904
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly.	8/16/23	EUR	6,100,000	88,205

TOTAL PUT OPTIONS				927,262
Call Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28		3,600,000	127,278
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28		13,700,000	545,263
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28		2,600,000	117,086

TOTAL CALL OPTIONS				789,627
TOTAL PURCHASED SWAPTIONS (Cost $1,797,323)				1,716,889

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $4,869,410,294)	4,629,673,269
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(592,973,659)
NET ASSETS - 100.0%	4,036,699,610

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(9,350,000)	(7,928,499)
2% 6/1/53	(12,550,000)	(10,641,996)
2% 6/1/53	(3,100,000)	(2,628,700)
2.5% 6/1/53	(9,250,000)	(8,077,951)
3% 6/1/53	(7,750,000)	(6,969,425)
3.5% 6/1/53	(8,950,000)	(8,294,541)

TOTAL GINNIE MAE		(44,541,112)

Uniform Mortgage Backed Securities
2% 6/1/38	(1,200,000)	(1,074,502)
2% 6/1/38	(1,400,000)	(1,253,585)
2% 6/1/53	(13,100,000)	(10,771,168)
2% 6/1/53	(13,100,000)	(10,771,168)
2% 6/1/53	(1,300,000)	(1,068,895)
2% 6/1/53	(2,900,000)	(2,384,457)
2% 6/1/53	(2,900,000)	(2,384,457)
2% 6/1/53	(4,000,000)	(3,288,906)
2% 6/1/53	(11,050,000)	(9,085,604)
2.5% 6/1/38	(100,000)	(92,477)
2.5% 6/1/53	(775,000)	(661,929)
2.5% 6/1/53	(9,200,000)	(7,857,735)
2.5% 6/1/53	(18,400,000)	(15,715,469)
3.5% 6/1/53	(1,800,000)	(1,651,359)
3.5% 6/1/53	(1,800,000)	(1,651,359)
4% 6/1/53	(1,700,000)	(1,605,969)
4% 6/1/53	(900,000)	(850,219)
4.5% 6/1/53	(3,700,000)	(3,580,039)
5% 6/1/53	(2,850,000)	(2,806,916)
5.5% 6/1/53	(2,500,000)	(2,498,340)
5.5% 6/1/53	(1,200,000)	(1,199,203)
5.5% 6/1/53	(4,450,000)	(4,447,045)
5.5% 6/1/53	(2,600,000)	(2,598,273)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(89,299,074)

TOTAL TBA SALE COMMITMENTS (Proceeds $133,530,137)		(133,840,186)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	7	Jun 2023	545,981	3,511	3,511
Eurex Deutschland	30	Sep 2023	3,393,330	450	450
Eurex Euro-Bund Contracts (Germany)	30	Sep 2023	4,339,306	2,750	2,750
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	10	Sep 2023	1,478,289	2,984	2,984
TME 10 Year Canadian Note Contracts (Canada)	28	Sep 2023	2,550,836	8,928	8,928

TOTAL BOND INDEX CONTRACTS					18,623

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	100	Sep 2023	20,582,813	(47,946)	(47,946)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	74	Sep 2023	9,497,438	96,336	96,336

TOTAL TREASURY CONTRACTS					48,390

TOTAL PURCHASED					67,013

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	5	Sep 2023	627,765	(592)	(592)
ICE Long Gilt Contracts (United Kingdom)	23	Sep 2023	2,769,244	(20,612)	(20,612)

TOTAL BOND INDEX CONTRACTS					(21,204)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	221	Sep 2023	25,297,594	(71,896)	(71,896)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	333	Sep 2023	36,323,016	17,596	17,596
CBOT Long Term U.S. Treasury Bond Contracts (United States)	71	Sep 2023	9,112,406	(96,119)	(96,119)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	15	Sep 2023	2,053,125	(32,964)	(32,964)

TOTAL TREASURY CONTRACTS					(183,383)

TOTAL SOLD					(204,587)

TOTAL FUTURES CONTRACTS					(137,574)
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	110,000	USD	117,289	BNP Paribas S.A.	6/02/23	290
CAD	111,000	USD	81,716	Brown Brothers Harriman & Co	6/21/23	95
EUR	42,000	USD	46,465	BNP Paribas S.A.	6/21/23	(1,520)
EUR	97,000	USD	106,689	BNP Paribas S.A.	6/21/23	(2,888)
EUR	30,000	USD	33,047	Bank of America, N.A.	6/21/23	(943)
EUR	43,000	USD	47,041	Brown Brothers Harriman & Co	6/21/23	(1,026)
EUR	50,000	USD	54,429	Citibank, N. A.	6/21/23	(923)
EUR	83,000	USD	89,585	JPMorgan Chase Bank, N.A.	6/21/23	(765)
EUR	40,000	USD	44,290	Royal Bank of Canada	6/21/23	(1,485)
EUR	88,000	USD	97,191	Royal Bank of Canada	6/21/23	(3,020)
GBP	193,000	USD	240,404	Bank of America, N.A.	6/21/23	(221)
GBP	38,000	USD	47,426	Bank of America, N.A.	6/21/23	(136)
GBP	183,000	USD	231,189	Bank of America, N.A.	6/21/23	(3,450)
GBP	1,218,000	USD	1,513,604	Brown Brothers Harriman & Co	6/21/23	2,166
GBP	70,000	USD	86,802	Brown Brothers Harriman & Co	6/21/23	311
GBP	58,000	USD	71,589	Citibank, N. A.	6/21/23	591
USD	16,572	AUD	25,000	Brown Brothers Harriman & Co	6/21/23	299
USD	50,299	AUD	75,000	Citibank, N. A.	6/21/23	1,479
USD	16,891	CAD	23,000	Bank of America, N.A.	6/21/23	(61)
USD	22,055	CAD	30,000	Bank of America, N.A.	6/21/23	(56)
USD	22,211	CAD	30,000	Brown Brothers Harriman & Co	6/21/23	100
USD	59,002	CAD	79,000	HSBC Bank	6/21/23	776
USD	22,328	CAD	30,000	JPMorgan Chase Bank, N.A.	6/21/23	217
USD	67,491	EUR	62,000	BNP Paribas S.A.	6/21/23	1,144
USD	27,221,752	EUR	24,847,000	Bank of America, N.A.	6/21/23	632,548
USD	96,791	EUR	88,000	Bank of America, N.A.	6/21/23	2,620
USD	111,033	EUR	101,000	Bank of America, N.A.	6/21/23	2,951
USD	44,228	EUR	40,000	Bank of America, N.A.	6/21/23	1,423
USD	412,674	EUR	373,000	Bank of America, N.A.	6/21/23	13,520
USD	97,194	EUR	90,000	Brown Brothers Harriman & Co	6/21/23	884
USD	647,552	EUR	598,000	Canadian Imperial Bk. of Comm.	6/21/23	7,622
USD	160,110	EUR	148,000	Canadian Imperial Bk. of Comm.	6/21/23	1,732
USD	282,213	EUR	255,000	Citibank, N. A.	6/21/23	9,333
USD	79,230	EUR	72,000	HSBC Bank	6/21/23	2,182
USD	49,420	EUR	45,000	JPMorgan Chase Bank, N.A.	6/21/23	1,265
USD	281,254	EUR	261,000	JPMorgan Chase Bank, N.A.	6/21/23	1,953
USD	25,007,372	GBP	20,199,000	JPMorgan Chase Bank, N.A.	6/21/23	(129,760)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						539,247

Unrealized Appreciation						685,501
Unrealized Depreciation						(146,254)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		970,000	21,479	(7,404)	14,075
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		760,000	16,829	(2,304)	14,525
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,440,000	31,886	(19,487)	12,399
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		480,000	10,629	(5,261)	5,368
CMBX N.A. AAA Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		570,000	12,622	(10,802)	1,820
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		630,000	13,950	(10,284)	3,666
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		300,000	6,643	(2,041)	4,602
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		310,000	6,864	(2,195)	4,669
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		480,000	10,629	0	10,629
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,870,000	41,408	(31,785)	9,623
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,100,000	47,592	(46,961)	631
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,790,000	77,445	(76,999)	446
CMBX N.A. BBB Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	107,181	(89,276)	17,905
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		180,000	56,664	(45,098)	11,566
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		330,000	103,885	(82,372)	21,513
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	88,144	(75,496)	12,648
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		30,000	9,444	(8,085)	1,359
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		370,000	116,477	(109,519)	6,958
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	188,881	(182,928)	5,953
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	56,664	(52,742)	3,922
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	94,440	(77,770)	16,670
Intesa Sanpaolo SpA		Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	650,000	(1,375)	(3,624)	(4,999)

TOTAL BUY PROTECTION								1,118,381	(942,433)	175,948
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(443)	476	33

TOTAL CREDIT DEFAULT SWAPS								1,117,938	(941,957)	175,981

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	1,613,000	17,629	0	17,629
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	1,761,000	35,217	0	35,217
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	336,000	7,749	0	7,749
TOTAL INTEREST RATE SWAPS							60,595	0	60,595

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $577,531 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $651,870,356 or 16.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,592,248.

(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,274,550.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $109,198.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Non-income producing
(p)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(q)	The coupon rate will be determined upon settlement of the loan after period end.
(r)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $371,781 and $357,577, respectively.

(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	58,415

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/19/22	28,125

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/15/22	48,466

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	1,991,913,807	1,608,208,219	7,576,498	-	-	383,705,588	0.9%
Total	-	1,991,913,807	1,608,208,219	7,576,498	-	-	383,705,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 4.98%	-	-	-	38,903	-	-	-
	-	-	-	38,903	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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